JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 30.7%
Aerospace & Defense — 0.7%
Airbus Finance BV (France)
2.70%, 4/17/2023 (a)	32,000	33,440
Airbus SE (France)
3.15%, 4/10/2027 (a)	164,000	172,978
BAE Systems Holdings, Inc. (United Kingdom)
3.80%, 10/7/2024 (a)	45,000	49,939
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	200,000	197,940
5.80%, 10/11/2041 (a)	51,000	71,468
Boeing Co. (The)
4.51%, 5/1/2023	513,000	540,060
4.88%, 5/1/2025	125,000	136,358
2.70%, 2/1/2027	640,000	623,849
5.15%, 5/1/2030	190,000	212,847
5.71%, 5/1/2040	175,000	204,272
L3Harris Technologies, Inc.
3.83%, 4/27/2025	60,000	67,042
Lockheed Martin Corp.
4.50%, 5/15/2036	70,000	88,859
Northrop Grumman Corp.
3.20%, 2/1/2027	76,000	84,905
3.25%, 1/15/2028	50,000	56,151
5.15%, 5/1/2040	140,000	187,873
Precision Castparts Corp.
3.25%, 6/15/2025	30,000	33,227
Raytheon Technologies Corp.
3.20%, 3/15/2024 (a)	28,000	30,053
4.50%, 6/1/2042	80,000	100,812
4.15%, 5/15/2045	25,000	29,870
3.75%, 11/1/2046	80,000	91,434
4.35%, 4/15/2047 (a)	90,000	112,318
4.63%, 11/16/2048	113,000	146,931

		3,272,626

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust
Series 2012-2, Class A Shares, 4.00%, 10/29/2024	16,863	16,183

Automobiles — 0.1%
BMW US Capital LLC (Germany)
2.25%, 9/15/2023 (a)	45,000	46,982
Hyundai Capital America
1.80%, 10/15/2025 (a)	140,000	139,228
2.38%, 10/15/2027 (a)	130,000	129,925

		316,135

Banks — 5.7%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	200,000	225,220
AIB Group plc (Ireland)
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	250,000	268,829
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	200,000	228,187
2.55%, 2/13/2030 (a)	200,000	216,659
ASB Bank Ltd. (New Zealand)
3.13%, 5/23/2024 (a)	230,000	247,703
Banco Nacional de Panama (Panama)
2.50%, 8/11/2030 (a)	300,000	295,248
Banco Santander SA (Spain)
2.75%, 5/28/2025	200,000	210,166
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	100,000	103,240
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	26,000	27,298
4.00%, 1/22/2025	114,000	126,965
Series L, 3.95%, 4/21/2025	92,000	102,161
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	100,000	108,958
4.45%, 3/3/2026	69,000	79,223
3.25%, 10/21/2027	514,000	567,665
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	260,000	293,571
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	408,000	454,451
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	280,000	321,075
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	525,000	547,254
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	313,000	330,524
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	150,000	149,340
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,158,000	1,181,067
Bank of Montreal (Canada)
1.85%, 5/1/2025	200,000	208,561
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	47,000	52,358
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	680,000	697,437
4.50%, 12/16/2025	25,000	28,953
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (a)	254,000	268,319
Barclays plc (United Kingdom)
3.65%, 3/16/2025	200,000	215,717
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (c)	440,000	438,843
BBVA USA
2.50%, 8/27/2024	250,000	259,983
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	200,000	211,982
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	325,000	335,162
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	320,000	343,715
BNZ International Funding Ltd. (New Zealand)
2.90%, 2/21/2022 (a)	250,000	257,778
Citigroup, Inc.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
2.90%, 12/8/2021	100,000	102,735
2.75%, 4/25/2022	200,000	206,674
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	74,000	76,345
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	90,000	97,358
4.40%, 6/10/2025	78,000	87,716
(SOFR + 2.75%), 3.11%, 4/8/2026 (c)	380,000	408,563
3.40%, 5/1/2026	75,000	83,360
4.45%, 9/29/2027	210,000	243,248
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	250,000	280,618
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	220,000	253,466
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	50,000	58,724
8.13%, 7/15/2039	56,000	97,625
Citizens Financial Group, Inc.
2.38%, 7/28/2021	24,000	24,347
2.85%, 7/27/2026	200,000	220,619
Comerica, Inc.
4.00%, 2/1/2029	150,000	170,971
Commonwealth Bank of Australia (Australia)
3.45%, 3/16/2023 (a)	80,000	85,672
2.85%, 5/18/2026 (a)	80,000	88,275
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	450,000	501,059
Credit Agricole SA (France)
3.75%, 4/24/2023 (a)	250,000	268,287
(SOFRINDEX + 1.68%), 1.91%, 6/16/2026 (a) (c)	400,000	408,994
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.80%, 6/9/2023	350,000	376,383
3.75%, 3/26/2025	250,000	276,973
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (a)	200,000	202,942
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	480,000	480,034
Fifth Third Bancorp
3.65%, 1/25/2024	90,000	98,092
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	229,000	245,360
4.38%, 11/23/2026	200,000	220,574
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	300,000	296,922
6.50%, 9/15/2037	250,000	339,021
6.10%, 1/14/2042	120,000	171,771
Huntington Bancshares, Inc.
2.55%, 2/4/2030	315,000	328,952
ING Groep NV (Netherlands)
4.10%, 10/2/2023	200,000	219,302
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	210,000	212,349
3.95%, 3/29/2027	200,000	229,070
KeyCorp
4.15%, 10/29/2025	65,000	74,737
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	200,000	201,449
4.50%, 11/4/2024	220,000	240,162
4.58%, 12/10/2025	200,000	220,019
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	38,000	39,268
2.67%, 7/25/2022	80,000	82,995
3.76%, 7/26/2023	172,000	186,178
3.41%, 3/7/2024	170,000	184,689
2.19%, 2/25/2025	200,000	209,430
2.05%, 7/17/2030	340,000	343,301
3.75%, 7/18/2039	515,000	593,952
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	220,000	235,857
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	300,000	339,320
2.33%, 8/21/2030 (a)	250,000	247,118
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	440,000	488,769
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	440,000	462,132
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	200,000	207,069
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	200,000	231,309
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022 (a)	315,000	330,621
Regions Financial Corp.
2.75%, 8/14/2022	27,000	28,071
3.80%, 8/14/2023	27,000	29,272
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	66,000	68,166
3.70%, 10/5/2023	300,000	327,600
4.65%, 1/27/2026	30,000	35,404
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	380,000	408,371
2.63%, 10/16/2024 (a)	200,000	207,159
3.00%, 1/22/2030 (a)	331,000	342,365

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	220,000	228,238
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (a) (c)	200,000	222,715
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	45,000	45,971
2.85%, 1/11/2022	130,000	133,873
2.78%, 10/18/2022	82,000	85,636
3.10%, 1/17/2023	55,000	58,064
3.94%, 10/16/2023	300,000	327,930
3.01%, 10/19/2026	25,000	27,557
3.04%, 7/16/2029	345,000	375,607
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	140,000	151,702
Truist Financial Corp.
2.70%, 1/27/2022	91,000	93,658
1.95%, 6/5/2030	140,000	143,877
US Bancorp
3.38%, 2/5/2024	120,000	130,546
7.50%, 6/1/2026	100,000	131,150
Wells Fargo & Co.
3.07%, 1/24/2023	245,000	252,690
3.75%, 1/24/2024	105,000	114,068
3.30%, 9/9/2024	80,000	87,214
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (c)	300,000	314,308
3.00%, 4/22/2026	284,000	308,899
(SOFR + 2.00%), 2.19%, 4/30/2026 (c)	100,000	103,856
4.10%, 6/3/2026	24,000	27,022
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	470,000	510,162
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	255,000	264,575
5.38%, 11/2/2043	200,000	263,780
4.40%, 6/14/2046	47,000	55,880
4.75%, 12/7/2046	53,000	66,111
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	100,000	110,640
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	140,000	158,325
4.42%, 7/24/2039	100,000	122,543

		28,147,393

Beverages — 0.9%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	571,000	688,809
4.90%, 2/1/2046	260,000	322,293
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	120,000	141,878
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150,000	174,485
4.35%, 6/1/2040	225,000	262,531
4.44%, 10/6/2048	130,000	151,463
4.50%, 6/1/2050	295,000	353,620
4.75%, 4/15/2058	95,000	115,541
4.60%, 6/1/2060	105,000	126,977
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	155,000	166,237
1.85%, 9/1/2032	215,000	216,785
Constellation Brands, Inc.
4.40%, 11/15/2025	50,000	58,116
2.88%, 5/1/2030	420,000	453,181
5.25%, 11/15/2048	25,000	33,574
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	350,000	358,615
2.00%, 4/29/2030	350,000	360,299
Fomento Economico Mexicano SAB de CV (Mexico)
3.50%, 1/16/2050	260,000	274,528
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	100,000	107,530
4.42%, 5/25/2025	30,000	34,552
3.43%, 6/15/2027	20,000	22,258
4.99%, 5/25/2038	43,000	55,792
4.42%, 12/15/2046	64,000	78,666
5.09%, 5/25/2048	60,000	80,133

		4,637,863

Biotechnology — 0.7%
AbbVie, Inc.
3.45%, 3/15/2022 (a)	52,000	53,871
2.80%, 3/15/2023 (a)	100,000	104,527
3.85%, 6/15/2024 (a)	42,000	46,008
3.20%, 11/21/2029 (a)	516,000	567,361
4.50%, 5/14/2035	100,000	121,170
4.05%, 11/21/2039 (a)	510,000	582,470
4.40%, 11/6/2042	370,000	439,622
4.85%, 6/15/2044 (a)	200,000	245,146
Amgen, Inc.
2.20%, 2/21/2027	120,000	126,589
Baxalta, Inc.
3.60%, 6/23/2022	7,000	7,291
5.25%, 6/23/2045	3,000	4,080
Biogen, Inc.
2.25%, 5/1/2030	289,000	294,763
3.15%, 5/1/2050	75,000	73,832
Gilead Sciences, Inc.
2.60%, 10/1/2040	310,000	309,294
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	460,000	447,872

		3,423,896

Building Products — 0.2%
Lennox International, Inc.
1.35%, 8/1/2025	540,000	543,929
Masco Corp.
2.00%, 10/1/2030	90,000	89,870
6.50%, 8/15/2032	80,000	103,595

		737,394

Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
3.25%, 9/11/2024	100,000	109,622
BlackRock, Inc.
1.90%, 1/28/2031	189,000	195,981

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Blackstone Holdings Finance Co. LLC
4.45%, 7/15/2045 (a)	21,000	26,212
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55,000	61,217
4.85%, 3/29/2029	54,000	64,258
4.70%, 9/20/2047	44,000	51,318
Charles Schwab Corp. (The)
3.20%, 3/2/2027	100,000	112,056
CME Group, Inc.
3.00%, 3/15/2025	97,000	106,137
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250,000	260,871
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	250,000	258,139
Daiwa Securities Group, Inc. (Japan)
3.13%, 4/19/2022(a)	49,000	50,620
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	100,000	102,802
3.30%, 11/16/2022	100,000	103,407
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	380,000	382,494
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	100,000	102,390
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	598,000	619,341
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	213,000	220,840
3.50%, 1/23/2025	100,000	109,700
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	137,000	148,297
4.25%, 10/21/2025	105,000	119,289
3.50%, 11/16/2026	142,000	156,908
3.85%, 1/26/2027	45,000	50,563
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	209,000	234,318
2.60%, 2/7/2030	400,000	422,071
6.75%, 10/1/2037	80,000	115,757
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	215,000	261,702
4.75%, 10/21/2045	400,000	525,132
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	59,000	64,959
Invesco Finance plc
4.00%, 1/30/2024	29,000	31,704
3.75%, 1/15/2026	36,000	40,458
Jefferies Group LLC
6.45%, 6/8/2027	81,000	98,704
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025(a)	100,000	113,947
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	145,000	158,085
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	220,000	262,222
Morgan Stanley
5.50%, 7/28/2021	35,000	36,471
2.63%, 11/17/2021	170,000	174,239
3.75%, 2/25/2023	142,000	152,419
4.10%, 5/22/2023	100,000	108,085
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	225,000	242,122
3.70%, 10/23/2024	69,000	76,476
4.00%, 7/23/2025	276,000	311,426
5.00%, 11/24/2025	70,000	82,107
3.88%, 1/27/2026	341,000	388,660
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	755,000	790,316
4.35%, 9/8/2026	20,000	23,117
3.63%, 1/20/2027	159,000	179,609
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	222,000	249,556
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	96,000	109,319
4.30%, 1/27/2045	85,000	107,711
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	212,000	223,206
2.68%, 7/16/2030	200,000	205,850
Northern Trust Corp.
1.95%, 5/1/2030	375,000	390,110
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	29,000	31,699
Nuveen LLC
4.00%, 11/1/2028 (a)	160,000	189,983
S&P Global, Inc.
3.25%, 12/1/2049	150,000	170,974
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	17,000	17,573
UBS AG (Switzerland)
1.75%, 4/21/2022 (a)	200,000	203,619
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	200,000	227,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	200,000	199,847

		10,633,930

Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 5/15/2027	310,000	325,418
2.80%, 5/15/2050	180,000	188,848
Albemarle Corp.
5.45%, 12/1/2044	50,000	54,799
Celanese US Holdings LLC
3.50%, 5/8/2024	151,000	162,499
Chevron Phillips Chemical Co. LLC
5.13%, 4/1/2025 (a)	485,000	570,329
Dow Chemical Co. (The)
4.55%, 11/30/2025	200,000	232,774
3.60%, 11/15/2050	245,000	248,344
DuPont de Nemours, Inc.
5.32%, 11/15/2038	595,000	756,528
Eastman Chemical Co.
4.50%, 12/1/2028	220,000	258,564
Ecolab, Inc.
3.25%, 1/14/2023	90,000	95,273
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	45,000	52,782

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.00%, 9/26/2048	52,000	64,212
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70,000	81,235
4.20%, 4/1/2029	25,000	29,716
4.13%, 3/15/2035	90,000	104,425
5.00%, 4/1/2049	40,000	52,456
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (a)	190,000	190,809
3.27%, 11/15/2040 (a)	110,000	110,620
3.47%, 12/1/2050 (a)	85,000	85,163
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	29,000	31,334
Union Carbide Corp.
7.75%, 10/1/2096	80,000	109,219

		3,805,347

Commercial Services & Supplies — 0.1%
Brambles USA, Inc. (Australia)
4.13%, 10/23/2025 (a)	70,000	77,915
Ford Foundation (The)
Series 2020, 2.82%, 6/1/2070	90,000	93,581
Republic Services, Inc.
1.45%, 2/15/2031	230,000	226,647

		398,143

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	360,000	367,504

Construction Materials — 0.0%(b)
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52,000	57,655
3.50%, 12/15/2027	100,000	112,337

		169,992

Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.45%, 12/16/2021	150,000	153,256
4.13%, 7/3/2023	150,000	153,044
4.50%, 9/15/2023	600,000	618,142
3.15%, 2/15/2024	650,000	644,531
2.88%, 8/14/2024	150,000	144,431
6.50%, 7/15/2025	150,000	161,904
4.45%, 4/3/2026	150,000	149,388
4.63%, 10/15/2027	305,000	295,795
American Express Co.
4.20%, 11/6/2025	150,000	173,638
American Express Credit Corp.
2.25%, 5/5/2021	73,000	73,727
American Honda Finance Corp.
2.30%, 9/9/2026	17,000	18,125
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (a)	150,000	151,414
2.88%, 2/15/2025 (a)	194,000	177,787
5.50%, 1/15/2026 (a)	395,000	396,525
4.38%, 5/1/2026 (a)	150,000	142,273
Capital One Financial Corp.
3.75%, 4/24/2024	130,000	141,452
4.20%, 10/29/2025	40,000	44,337
3.75%, 7/28/2026	196,000	213,073
John Deere Capital Corp.
2.25%, 9/14/2026	125,000	135,715
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	995,000	998,956
4.50%, 3/15/2023 (a)	400,000	396,815
5.50%, 2/15/2024 (a)	160,000	161,000

		5,545,328

Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/2049	155,000	184,878
WRKCo, Inc.
3.00%, 9/15/2024	80,000	85,856
3.90%, 6/1/2028	35,000	40,001

		310,735

Diversified Consumer Services — 0.1%
Emory University
Series 2020, 2.14%, 9/1/2030	240,000	251,311
Pepperdine University
Series 2020, 3.30%, 12/1/2059	110,000	120,294
President and Fellows of Harvard College
3.30%, 7/15/2056	86,000	103,996
University of Southern California
Series A, 3.23%, 10/1/2120	110,000	116,903

		592,504

Diversified Financial Services — 0.3%
AIG Global Funding
1.90%, 10/6/2021 (a)	100,000	101,611
Blackstone
3.65%, 7/14/2023 (a)	200,000	201,539
CK Hutchison International 16 Ltd. (United Kingdom)
1.88%, 10/3/2021 (a)	200,000	201,562
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	600,000	634,105
GTP Acquisition Partners I LLC
3.48%, 6/16/2025 (a)	67,000	72,290
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (a)	200,000	205,848
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024	44,000	47,283
ORIX Corp. (Japan)
2.90%, 7/18/2022	40,000	41,406
3.25%, 12/4/2024	100,000	108,397
3.70%, 7/18/2027	100,000	112,815

		1,726,856

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
2.30%, 6/1/2027	520,000	545,475
1.65%, 2/1/2028	255,000	255,275
4.30%, 2/15/2030	178,000	210,743
2.25%, 2/1/2032	430,000	429,499
3.50%, 6/1/2041	154,000	161,962
3.10%, 2/1/2043	645,000	629,235
3.50%, 9/15/2053 (a)	436,000	424,767
Deutsche Telekom International Finance BV (Germany)
4.88%, 3/6/2042 (a)	150,000	193,367
Telefonica Emisiones SA (Spain)

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.46%, 2/16/2021	19,000	19,351
Verizon Communications, Inc.
2.63%, 8/15/2026	12,000	13,091
3.88%, 2/8/2029	75,000	88,629
3.15%, 3/22/2030	40,000	45,171
4.50%, 8/10/2033	125,000	157,847
4.40%, 11/1/2034	209,000	260,752
4.27%, 1/15/2036	85,000	104,691
5.25%, 3/16/2037	69,000	95,410
4.86%, 8/21/2046	134,000	183,304
4.67%, 3/15/2055	340,000	470,752

		4,289,321

Electric Utilities — 1.6%
AEP Transmission Co. LLC
3.15%, 9/15/2049	35,000	37,610
Alabama Power Co.
6.13%, 5/15/2038	62,000	89,986
Avangrid, Inc.
3.15%, 12/1/2024	72,000	78,491
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	47,000	53,442
2.90%, 6/15/2050	110,000	112,388
CenterPoint Energy Houston Electric LLC
3.95%, 3/1/2048	10,000	12,362
Series AD, 2.90%, 7/1/2050	200,000	214,158
China Southern Power Grid International Finance BVI Co. Ltd. (China)
3.50%, 5/8/2027 (a)	200,000	219,500
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	95,000	102,607
4.55%, 11/15/2030 (a)	65,000	77,570
Commonwealth Edison Co.
3.65%, 6/15/2046	30,000	35,338
Duke Energy Corp.
2.65%, 9/1/2026	100,000	108,217
3.40%, 6/15/2029	61,000	68,440
Duke Energy Indiana LLC
3.75%, 5/15/2046	60,000	70,079
Duke Energy Ohio, Inc.
3.70%, 6/15/2046	46,000	53,030
Duke Energy Progress LLC
3.70%, 10/15/2046	54,000	63,419
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	160,000	170,824
2.53%, 10/1/2030 (a)	210,000	210,508
Edison International
3.55%, 11/15/2024	284,000	299,372
4.13%, 3/15/2028	100,000	102,547
Emera US Finance LP (Canada)
4.75%, 6/15/2046	130,000	156,371
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (a)	220,000	244,513
Entergy Arkansas LLC
3.50%, 4/1/2026	22,000	24,891
Entergy Corp.
2.95%, 9/1/2026	21,000	23,183
Entergy Louisiana LLC
2.40%, 10/1/2026	59,000	63,456
3.05%, 6/1/2031	38,000	43,474
4.00%, 3/15/2033	40,000	50,045
Entergy Mississippi LLC
3.85%, 6/1/2049	135,000	162,688
Evergy Metro, Inc.
3.15%, 3/15/2023	24,000	25,391
5.30%, 10/1/2041	50,000	66,523
4.20%, 3/15/2048	50,000	62,822
Evergy, Inc.
2.90%, 9/15/2029	170,000	182,348
FirstEnergy Corp.
2.65%, 3/1/2030	280,000	285,060
Series C, 4.85%, 7/15/2047	26,000	31,258
Series C, 3.40%, 3/1/2050	265,000	256,841
Florida Power & Light Co.
5.40%, 9/1/2035	50,000	70,365
Fortis, Inc. (Canada)
3.06%, 10/4/2026	124,000	135,488
Hydro-Quebec (Canada)
Series IO, 8.05%, 7/7/2024	100,000	126,856
Interstate Power and Light Co.
2.30%, 6/1/2030	315,000	333,028
ITC Holdings Corp.
2.70%, 11/15/2022	100,000	104,293
2.95%, 5/14/2030 (a)	100,000	107,461
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	40,000	45,719
6.15%, 6/1/2037	30,000	39,955
Massachusetts Electric Co.
4.00%, 8/15/2046 (a)	56,000	66,795
MidAmerican Energy Co.
3.50%, 10/15/2024	59,000	65,242
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/2028 (a)	40,000	45,178
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	100,000	117,180
New England Power Co. (United Kingdom)
3.80%, 12/5/2047 (a)	45,000	52,501
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	27,000	30,406
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	19,000	20,817
1.96%, 6/27/2030 (a)	250,000	257,046
NRG Energy, Inc.
4.45%, 6/15/2029 (a)	110,000	121,324
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	25,000	32,837
3.10%, 9/15/2049	215,000	235,604
Pacific Gas and Electric Co.
1.75%, 6/16/2022	320,000	320,309
4.00%, 12/1/2046	230,000	215,259
PECO Energy Co.
2.80%, 6/15/2050	100,000	103,450
Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	19,000	20,622
Potomac Electric Power Co.
6.50%, 11/15/2037	75,000	113,091
PPL Capital Funding, Inc.
3.40%, 6/1/2023	30,000	31,946

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.00%, 9/15/2047	20,000	22,961
Progress Energy, Inc.
4.40%, 1/15/2021	35,000	35,118
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	175,000	252,038
Public Service Electric and Gas Co.
3.00%, 5/15/2025	83,000	90,668
5.38%, 11/1/2039	28,000	39,046
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53,000	56,800
Series B, 3.65%, 3/1/2028	80,000	88,029
Series 05-B, 5.55%, 1/15/2036	80,000	97,393
4.05%, 3/15/2042	100,000	107,715
Tampa Electric Co.
4.45%, 6/15/2049	100,000	128,880
Toledo Edison Co. (The)
6.15%, 5/15/2037	50,000	71,330
Union Electric Co.
2.95%, 6/15/2027	36,000	39,679
Virginia Electric and Power Co.
6.35%, 11/30/2037	70,000	105,196
3.30%, 12/1/2049	50,000	57,580

		7,863,957

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	8,000	8,546
3.25%, 9/8/2024	44,000	47,504
3.88%, 1/12/2028	22,000	24,476
Corning, Inc.
5.35%, 11/15/2048	110,000	148,839
3.90%, 11/15/2049	174,000	199,887

		429,252

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC
3.14%, 11/7/2029	180,000	187,692
4.49%, 5/1/2030	115,000	130,843
Baker Hughes Holdings LLC
5.13%, 9/15/2040	40,000	47,334
Halliburton Co.
3.80%, 11/15/2025	4,000	4,333
4.85%, 11/15/2035	30,000	31,703
6.70%, 9/15/2038	60,000	72,015
National Oilwell Varco, Inc.
3.60%, 12/1/2029	200,000	193,972
Schlumberger Finance Canada Ltd.
1.40%, 9/17/2025	300,000	301,566
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	55,000	59,686
3.90%, 5/17/2028 (a)	62,000	66,745

		1,095,889

Entertainment — 0.1%
NBCUniversal Media LLC
5.95%, 4/1/2041	75,000	111,701
Walt Disney Co. (The)
7.30%, 4/30/2028	150,000	206,934

		318,635

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23,000	26,368
1.88%, 2/1/2033	140,000	136,614
4.00%, 2/1/2050	125,000	149,314
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	100,000	106,422
2.85%, 2/1/2030	190,000	192,315
American Tower Corp.
5.00%, 2/15/2024	71,000	80,273
3.38%, 10/15/2026	44,000	48,713
2.90%, 1/15/2030	30,000	32,381
2.10%, 6/15/2030	150,000	151,454
1.88%, 10/15/2030	275,000	270,840
3.70%, 10/15/2049	230,000	251,579
American Tower Trust #1
3.07%, 3/15/2023 (a)	80,000	81,633
3.65%, 3/23/2028 (a)	160,000	173,498
Boston Properties LP
3.13%, 9/1/2023	30,000	31,729
3.20%, 1/15/2025	61,000	66,048
3.65%, 2/1/2026	67,000	74,448
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50,000	52,612
3.85%, 2/1/2025	50,000	53,530
Corporate Office Properties LP
2.25%, 3/15/2026	470,000	475,273
Crown Castle International Corp.
5.25%, 1/15/2023	60,000	65,926
4.00%, 3/1/2027	24,000	27,247
2.25%, 1/15/2031	295,000	297,173
Digital Realty Trust LP
3.70%, 8/15/2027	31,000	34,874
Duke Realty LP
3.25%, 6/30/2026	18,000	19,954
2.88%, 11/15/2029	95,000	103,563
Equinix, Inc.
1.55%, 3/15/2028	285,000	284,719
Essex Portfolio LP
1.65%, 1/15/2031	200,000	194,723
2.65%, 3/15/2032	145,000	152,998
GAIF Bond Issuer Pty. Ltd. (Australia)
3.40%, 9/30/2026 (a)	79,000	83,659
Goodman US Finance Three LLC (Australia)
3.70%, 3/15/2028 (a)	43,000	47,029
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	310,000	333,280
2.00%, 3/15/2031	160,000	156,626
Healthpeak Properties, Inc.
3.88%, 8/15/2024	115,000	127,468
3.50%, 7/15/2029	132,000	146,924
3.00%, 1/15/2030	90,000	97,128
Kimco Realty Corp.
2.70%, 10/1/2030	320,000	324,776
Life Storage LP
4.00%, 6/15/2029	150,000	170,251
2.20%, 10/15/2030	300,000	299,458
Mid-America Apartments LP
1.70%, 2/15/2031	150,000	147,578
National Retail Properties, Inc.
3.60%, 12/15/2026	58,000	62,686
4.30%, 10/15/2028	150,000	167,473
Office Properties Income Trust

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.00%, 7/15/2022	78,000	78,920
Prologis LP
3.25%, 10/1/2026	19,000	21,477
1.25%, 10/15/2030	165,000	160,906
2.13%, 10/15/2050	150,000	134,696
Realty Income Corp.
3.88%, 7/15/2024	20,000	22,076
3.88%, 4/15/2025	60,000	67,961
3.25%, 1/15/2031	170,000	187,360
4.65%, 3/15/2047	38,000	49,775
Regency Centers LP
2.95%, 9/15/2029	215,000	222,596
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	170,000	180,171
SITE Centers Corp.
3.63%, 2/1/2025	61,000	62,320
UDR, Inc.
2.95%, 9/1/2026	28,000	30,454
3.20%, 1/15/2030	150,000	166,086
3.00%, 8/15/2031	25,000	27,031
2.10%, 8/1/2032	160,000	158,979
Ventas Realty LP
4.13%, 1/15/2026	34,000	38,194
3.85%, 4/1/2027	49,000	53,368
Vornado Realty LP
3.50%, 1/15/2025	60,000	62,423
Welltower, Inc.
2.70%, 2/15/2027	63,000	66,486
3.10%, 1/15/2030	85,000	90,103
6.50%, 3/15/2041	125,000	164,364
WP Carey, Inc.
4.25%, 10/1/2026	245,000	276,536

		8,122,839

Food & Staples Retailing — 0.3%
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (a)	90,000	96,987
3.80%, 1/25/2050 (a)	230,000	252,213
Costco Wholesale Corp.
2.75%, 5/18/2024	21,000	22,708
1.38%, 6/20/2027	450,000	460,676
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	69,228	86,413
5.93%, 1/10/2034 (a)	74,926	86,667
Series 2013, 4.70%, 1/10/2036(a)	159,371	172,476
Kroger Co. (The)
2.20%, 5/1/2030	500,000	524,680
5.40%, 7/15/2040	18,000	23,186

		1,726,006

Food Products — 0.5%
Campbell Soup Co.
3.13%, 4/24/2050	47,000	47,393
Cargill, Inc.
3.25%, 3/1/2023 (a)	25,000	26,445
2.13%, 4/23/2030 (a)	291,000	304,612
Conagra Brands, Inc.
5.30%, 11/1/2038	35,000	44,866
5.40%, 11/1/2048	105,000	141,659
General Mills, Inc.
4.00%, 4/17/2025	60,000	68,112
4.15%, 2/15/2043	100,000	122,665
Kellogg Co.
2.10%, 6/1/2030	140,000	143,313
Mars, Inc.
1.63%, 7/16/2032 (a)	390,000	386,581
McCormick & Co., Inc.
2.50%, 4/15/2030	342,000	365,221
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	27,000	31,195
Mondelez International, Inc.
1.50%, 5/4/2025	80,000	82,114
2.75%, 4/13/2030	72,000	78,356
Smithfield Foods, Inc.
5.20%, 4/1/2029 (a)	160,000	187,067
3.00%, 10/15/2030 (a)	380,000	383,830
Tyson Foods, Inc.
4.88%, 8/15/2034	20,000	26,089
5.15%, 8/15/2044	90,000	119,195
4.55%, 6/2/2047	100,000	125,728

		2,684,441

Gas Utilities — 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	50,000	61,839
4.13%, 3/15/2049	155,000	197,083
Boston Gas Co.
4.49%, 2/15/2042 (a)	22,000	27,290
Brooklyn Union Gas Co. (The)
4.27%, 3/15/2048 (a)	80,000	99,797
CenterPoint Energy Resources Corp.
4.50%, 1/15/2021	25,000	25,039
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	49,000	49,053
Series C, 3.90%, 11/15/2049	137,000	158,340
ONE Gas, Inc.
2.00%, 5/15/2030	200,000	207,189
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	200,000	228,022
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	195,000	210,229
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53,000	75,137
4.80%, 3/15/2047 (a)	26,000	28,580
Southwest Gas Corp.
3.80%, 9/29/2046	44,000	48,508

		1,416,106

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
1.15%, 1/30/2028	170,000	171,349
4.75%, 11/30/2036	130,000	173,746
Becton Dickinson and Co.
4.67%, 6/6/2047	160,000	197,159
Boston Scientific Corp.
3.75%, 3/1/2026	63,000	71,777
4.00%, 3/1/2029	38,000	44,181
4.55%, 3/1/2039	100,000	125,025
DH Europe Finance II SARL
3.25%, 11/15/2039	184,000	203,885
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	27,000	28,824

		1,015,946

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 6/15/2030	130,000	135,231
Anthem, Inc.
3.30%, 1/15/2023	18,000	19,063
3.35%, 12/1/2024	70,000	76,801
4.10%, 3/1/2028	55,000	63,927
4.65%, 1/15/2043	18,000	22,635
4.65%, 8/15/2044	65,000	81,385
Ascension Health
Series B, 2.53%, 11/15/2029	190,000	205,881
Children’s Hospital
Series 2020, 2.93%, 7/15/2050	180,000	175,085
Cigna Corp.
4.50%, 2/25/2026	127,000	148,095
CVS Health Corp.
4.30%, 3/25/2028	95,000	111,133
3.25%, 8/15/2029	155,000	171,487
2.70%, 8/21/2040	130,000	124,344
5.05%, 3/25/2048	323,000	410,762
Hackensack Meridian Health, Inc.
Series 2020, 2.88%, 9/1/2050	230,000	225,305
HCA, Inc.
5.25%, 6/15/2026	340,000	396,587
5.13%, 6/15/2039	125,000	151,455
Memorial Health Services
3.45%, 11/1/2049	245,000	256,197
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/1/2048	83,000	94,552
MultiCare Health System
2.80%, 8/15/2050	120,000	117,953
Providence St Joseph Health Obligated Group
Series H, 2.75%, 10/1/2026	36,000	39,539
Quest Diagnostics, Inc.
3.45%, 6/1/2026	17,000	19,248
2.80%, 6/30/2031	95,000	102,523
Rush Obligated Group
Series 2020, 3.92%, 11/15/2029	233,000	270,761
Texas Health Resources
2.33%, 11/15/2050	140,000	130,316
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34,000	44,665
3.50%, 8/15/2039	160,000	183,486
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	170,000	169,238
Yale-New Haven Health Services Corp.
Series 2020, 2.50%, 7/1/2050	200,000	194,959

		4,142,613

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.
4.70%, 12/9/2035	60,000	76,659
Starbucks Corp.
2.55%, 11/15/2030	170,000	179,790

		256,449

Household Products — 0.0% (b)
Procter & Gamble — ESOP
Series A, 9.36%, 1/1/2021	6,115	6,244

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	50,000	51,824
4.25%, 6/15/2022	38,000	40,121
3.25%, 6/1/2025	250,000	273,255
6.25%, 10/1/2039	100,000	124,377
5.75%, 10/1/2041	29,000	33,374
PSEG Power LLC
4.15%, 9/15/2021	37,000	37,941
Southern Power Co.
5.15%, 9/15/2041	50,000	58,823
Tri-State Generation and Transmission Association, Inc.
4.25%, 6/1/2046	25,000	28,810

		648,525

Industrial Conglomerates — 0.3%
General Electric Co.
3.45%, 5/1/2027	105,000	110,988
3.63%, 5/1/2030	160,000	165,927
5.88%, 1/14/2038	100,000	116,552
Honeywell International, Inc.
1.35%, 6/1/2025	400,000	412,201
2.50%, 11/1/2026	150,000	164,926
Roper Technologies, Inc.
1.40%, 9/15/2027	350,000	353,359
2.00%, 6/30/2030	160,000	163,102

		1,487,055

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	200,000	214,625
3.90%, 4/6/2028 (a)	210,000	238,416
3.60%, 4/9/2029 (a)	200,000	224,875
American Financial Group, Inc.
3.50%, 8/15/2026	100,000	108,235
American International Group, Inc.
3.88%, 1/15/2035	180,000	206,879
Assurant, Inc.
4.20%, 9/27/2023	85,000	90,978
Athene Global Funding
2.75%, 6/25/2024 (a)	155,000	161,590
2.95%, 11/12/2026 (a)	410,000	431,699
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	62,000	79,344
Brown & Brown, Inc.
2.38%, 3/15/2031	460,000	464,108
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42,000	43,930
2.70%, 3/13/2023	120,000	126,248
CNA Financial Corp.
3.95%, 5/15/2024	44,000	48,747
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (d) (e)	200,000	215,500
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/2077 (a)	21,000	27,179
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	120,000	123,133

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/2043	70,000	82,058
Intact US Holdings, Inc.
4.60%, 11/9/2022	100,000	105,017
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	87,000	98,109
3.05%, 4/29/2026 (a)	104,000	114,491
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	27,000	32,633
3.95%, 10/15/2050 (a)	207,000	230,555
Lincoln National Corp.
4.20%, 3/15/2022	20,000	21,142
4.00%, 9/1/2023	50,000	54,581
Manulife Financial Corp. (Canada)
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	100,000	108,199
Markel Corp.
3.63%, 3/30/2023	40,000	42,423
MetLife, Inc.
4.13%, 8/13/2042	28,000	34,071
New York Life Global Funding
2.00%, 4/13/2021 (a)	29,000	29,272
2.35%, 7/14/2026 (a)	65,000	70,005
New York Life Insurance Co.
4.45%, 5/15/2069 (a)	105,000	128,487
Pacific Life Insurance Co.
(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	134,000	143,792
Principal Financial Group, Inc.
3.13%, 5/15/2023	30,000	32,035
3.70%, 5/15/2029	30,000	34,924
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (d) (e)	50,000	50,000
Prudential Financial, Inc.
3.91%, 12/7/2047	61,000	67,714
Prudential Insurance Co. of America (The)
8.30%, 7/1/2025 (a)	150,000	195,529
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (a)	105,000	113,069
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (a)	50,000	58,445
Travelers Cos., Inc. (The)
2.55%, 4/27/2050	440,000	430,666

		5,082,703

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	80,000	99,477
2.50%, 6/3/2050	110,000	111,654
2.70%, 6/3/2060	100,000	102,824

		313,955

IT Services — 0.3%
DXC Technology Co.
4.25%, 4/15/2024	34,000	36,735
Fiserv, Inc.
3.20%, 7/1/2026	70,000	77,755
4.40%, 7/1/2049	65,000	81,086
Global Payments, Inc.
4.15%, 8/15/2049	140,000	163,994
IBM Credit LLC
3.00%, 2/6/2023	110,000	116,899
International Business Machines Corp.
3.30%, 5/15/2026	260,000	292,959
1.70%, 5/15/2027	535,000	552,483
6.22%, 8/1/2027	50,000	65,907
Western Union Co. (The)
3.60%, 3/15/2022	100,000	103,653

		1,491,471

Life Sciences Tools & Services — 0.0%(b)
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	30,000	33,388

Machinery — 0.1%
nVent Finance SARL (United Kingdom)
4.55%, 4/15/2028	75,000	80,897
Otis Worldwide Corp.
2.57%, 2/15/2030	280,000	300,723
Parker-Hannifin Corp.
4.45%, 11/21/2044	30,000	36,714
4.10%, 3/1/2047	21,000	25,202
Xylem, Inc.
2.25%, 1/30/2031	110,000	116,541

		560,077

Media — 0.9%
Charter Communications Operating LLC
3.75%, 2/15/2028	245,000	270,733
5.38%, 4/1/2038	38,000	46,181
4.80%, 3/1/2050	240,000	274,307
Comcast Cable Holdings LLC
10.13%, 4/15/2022	75,000	85,545
Comcast Corp.
3.95%, 10/15/2025	119,000	136,465
3.15%, 3/1/2026	127,000	141,138
3.55%, 5/1/2028	66,000	76,456
1.95%, 1/15/2031	170,000	174,551
1.50%, 2/15/2031	300,000	295,217
4.25%, 1/15/2033	167,000	207,638
4.20%, 8/15/2034	89,000	111,068
3.90%, 3/1/2038	32,000	37,887
4.60%, 10/15/2038	145,000	184,609
3.25%, 11/1/2039	130,000	143,870
3.75%, 4/1/2040	160,000	186,644
4.00%, 11/1/2049	52,000	62,902
3.45%, 2/1/2050	246,000	279,340
4.95%, 10/15/2058	180,000	257,653
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	67,000	74,488
1.80%, 10/1/2030 (a)	235,000	231,755
4.60%, 8/15/2047 (a)	39,000	48,664
2.95%, 10/1/2050 (a)	180,000	172,780
Discovery Communications LLC
5.20%, 9/20/2047	80,000	95,909
4.00%, 9/15/2055 (a)	124,000	125,160

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Fox Corp.
5.58%, 1/25/2049	170,000	234,907
Time Warner Cable LLC
6.55%, 5/1/2037	50,000	66,380
7.30%, 7/1/2038	50,000	70,664
5.50%, 9/1/2041	100,000	120,938
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	90,000	137,744
ViacomCBS, Inc.
3.70%, 8/15/2024	99,000	108,358
4.00%, 1/15/2026	42,000	47,138

		4,507,089

Metals & Mining — 0.6%
Anglo American Capital plc (South Africa)
4.00%, 9/11/2027 (a)	200,000	220,691
2.63%, 9/10/2030 (a)	200,000	198,380
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	112,000	120,074
1.63%, 9/1/2025 (a)	705,000	697,168
2.50%, 9/1/2030 (a)	750,000	728,999
Nucor Corp.
6.40%, 12/1/2037	30,000	43,380
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	600,000	600,019
Steel Dynamics, Inc.
3.45%, 4/15/2030	177,000	195,022
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	130,000	133,542

		2,937,275

Multiline Retail — 0.0%(b)
Dollar General Corp.
4.13%, 5/1/2028	55,000	64,426

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.25%, 3/15/2050	185,000	207,618
CMS Energy Corp.
3.88%, 3/1/2024	110,000	119,804
2.95%, 2/15/2027	47,000	50,036
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38,000	53,128
4.50%, 5/15/2058	54,000	69,829
Consumers Energy Co.
3.25%, 8/15/2046	19,000	21,121
Delmarva Power & Light Co.
4.15%, 5/15/2045	50,000	60,913
Dominion Energy, Inc.
Series B, 2.75%, 9/15/2022	60,000	62,143
New York State Electric & Gas Corp.
3.25%, 12/1/2026 (a)	50,000	56,208
NiSource, Inc.
2.95%, 9/1/2029	85,000	92,176
1.70%, 2/15/2031	190,000	186,515
San Diego Gas & Electric Co.
5.35%, 5/15/2035	70,000	91,242
Sempra Energy
4.05%, 12/1/2023	62,000	67,845
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	37,000	37,790
2.45%, 10/1/2023	19,000	19,970
3.25%, 6/15/2026	17,000	18,697
5.88%, 3/15/2041	96,000	132,091
4.40%, 6/1/2043	42,000	49,855
3.95%, 10/1/2046	21,000	23,446
WEC Energy Group, Inc.
3.55%, 6/15/2025	43,000	48,248

		1,468,675

Oil, Gas & Consumable Fuels — 2.9%
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (a)	120,000	132,416
4.25%, 7/15/2027 (a)	73,000	82,496
Boardwalk Pipelines LP
4.80%, 5/3/2029	70,000	76,237
3.40%, 2/15/2031	170,000	166,508
BP Capital Markets America, Inc.
3.02%, 1/16/2027	35,000	38,438
1.75%, 8/10/2030	205,000	203,295
2.77%, 11/10/2050	130,000	118,869
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	15,000	16,707
3.28%, 9/19/2027	259,000	287,389
Buckeye Partners LP
5.85%, 11/15/2043	100,000	92,635
Cameron LNG LLC
3.70%, 1/15/2039 (a)	188,000	210,756
Chevron Corp.
2.41%, 3/3/2022	150,000	153,882
2.57%, 5/16/2023	200,000	211,009
2.24%, 5/11/2030	125,000	132,552
Concho Resources, Inc.
3.75%, 10/1/2027	135,000	145,533
2.40%, 2/15/2031	130,000	124,222
Diamondback Energy, Inc.
4.75%, 5/31/2025	550,000	593,190
3.25%, 12/1/2026	145,000	145,181
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28,000	30,765
4.13%, 1/16/2025	33,000	34,671
5.38%, 6/26/2026	39,000	42,930
Enable Midstream Partners LP
4.95%, 5/15/2028	40,000	39,201
4.15%, 9/15/2029	102,000	94,508
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	27,000	30,024
4.50%, 6/10/2044	75,000	84,590
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (c)	60,000	60,900
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (c)	175,000	181,090
Energy Transfer Operating LP
4.75%, 1/15/2026	242,000	257,864
6.05%, 6/1/2041	100,000	100,254
6.00%, 6/15/2048	235,000	235,958
5.00%, 5/15/2050	815,000	748,147
Eni USA, Inc. (Italy)
7.30%, 11/15/2027	50,000	64,733
Enterprise Products Operating LLC

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.90%, 2/15/2024	25,000	27,266
3.70%, 2/15/2026	38,000	42,610
7.55%, 4/15/2038	86,000	120,324
4.45%, 2/15/2043	87,000	93,746
5.10%, 2/15/2045	16,000	18,598
4.20%, 1/31/2050	60,000	63,703
3.70%, 1/31/2051	100,000	98,490
3.20%, 2/15/2052	50,000	45,200
4.95%, 10/15/2054	6,000	7,001
EQM Midstream Partners LP
5.50%, 7/15/2028	130,000	130,917
EQT Corp.
3.90%, 10/1/2027	60,000	54,675
Equinor ASA (Norway)
3.25%, 11/10/2024	23,000	25,299
2.88%, 4/6/2025	145,000	157,593
Exxon Mobil Corp.
2.99%, 3/19/2025	290,000	317,598
2.61%, 10/15/2030	270,000	291,228
3.00%, 8/16/2039	405,000	427,675
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	135,000	135,734
2.60%, 10/15/2025 (a)	165,000	165,532
Hess Corp.
6.00%, 1/15/2040	67,000	74,081
Kinder Morgan, Inc.
2.00%, 2/15/2031	140,000	134,456
3.25%, 8/1/2050	170,000	153,524
Magellan Midstream Partners LP
3.20%, 3/15/2025	14,000	14,895
6.40%, 5/1/2037	70,000	85,693
4.20%, 12/1/2042	27,000	26,967
Marathon Petroleum Corp.
4.50%, 5/1/2023	340,000	367,122
3.63%, 9/15/2024	29,000	31,056
MPLX LP
4.50%, 7/15/2023	213,000	230,820
5.25%, 1/15/2025	45,000	46,652
4.00%, 2/15/2025	235,000	257,458
4.13%, 3/1/2027	52,000	57,413
4.80%, 2/15/2029	261,000	299,623
2.65%, 8/15/2030	210,000	205,767
4.50%, 4/15/2038	140,000	143,107
4.70%, 4/15/2048	10,000	10,113
5.50%, 2/15/2049	85,000	94,971
Noble Energy, Inc.
3.25%, 10/15/2029	110,000	121,553
6.00%, 3/1/2041	114,000	157,889
ONEOK Partners LP
3.38%, 10/1/2022	8,000	8,310
5.00%, 9/15/2023	72,000	78,031
6.65%, 10/1/2036	15,000	16,869
ONEOK, Inc.
2.20%, 9/15/2025	250,000	246,333
3.40%, 9/1/2029	60,000	58,855
4.45%, 9/1/2049	220,000	193,541
Ovintiv, Inc.
7.20%, 11/1/2031	80,000	79,224
Phillips 66 Partners LP
3.15%, 12/15/2029	95,000	93,691
4.90%, 10/1/2046	37,000	38,370
Pioneer Natural Resources Co.
1.90%, 8/15/2030	270,000	253,318
Plains All American Pipeline LP
4.65%, 10/15/2025	235,000	252,445
3.80%, 9/15/2030	120,000	116,259
4.30%, 1/31/2043	30,000	25,377
4.70%, 6/15/2044	110,000	98,254
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024	235,000	266,028
5.00%, 3/15/2027	450,000	506,304
Spectra Energy Partners LP
3.50%, 3/15/2025	19,000	20,750
5.95%, 9/25/2043	25,000	31,144
4.50%, 3/15/2045	7,000	7,942
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60,000	73,391
6.80%, 5/15/2038	145,000	189,416
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	24,000	24,682
6.10%, 2/15/2042	60,000	59,931
TC PipeLines LP
3.90%, 5/25/2027	26,000	27,854
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (a)	120,000	124,207
Texas Eastern Transmission LP
3.50%, 1/15/2028 (a)	15,000	16,227
Total Capital International SA (France)
2.99%, 6/29/2041	350,000	364,607
3.46%, 7/12/2049	145,000	158,011
3.13%, 5/29/2050	260,000	268,545
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70,000	94,558
4.75%, 5/15/2038	80,000	94,254
Valero Energy Corp.
2.70%, 4/15/2023	155,000	160,819
1.20%, 3/15/2024	230,000	229,024
2.15%, 9/15/2027	210,000	208,588
7.50%, 4/15/2032	14,000	18,983
Williams Cos., Inc. (The)
3.90%, 1/15/2025	25,000	27,333
4.85%, 3/1/2048	53,000	59,490

		14,264,264

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030	404,000	441,123
3.13%, 12/1/2049	150,000	164,631

		605,754

Pharmaceuticals — 1.0%
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	130,000	126,453
6.45%, 9/15/2037	50,000	75,646
4.00%, 9/18/2042	40,000	48,807
2.13%, 8/6/2050	140,000	126,891
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	187,000	210,786
3.90%, 2/20/2028	100,000	118,480
4.13%, 6/15/2039	114,000	143,230
5.70%, 10/15/2040	53,000	77,713
5.00%, 8/15/2045	165,000	230,363
4.55%, 2/20/2048	60,000	81,053

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Eli Lilly and Co.
2.25%, 5/15/2050	110,000	103,671
2.50%, 9/15/2060	250,000	235,362
Mylan NV
3.95%, 6/15/2026	210,000	235,920
Mylan, Inc.
3.13%, 1/15/2023 (a)	25,000	26,310
5.40%, 11/29/2043	21,000	26,555
Pfizer, Inc.
3.90%, 3/15/2039	150,000	181,863
Royalty Pharma plc
0.75%, 9/2/2023 (a)	240,000	239,345
1.20%, 9/2/2025 (a)	235,000	234,256
1.75%, 9/2/2027 (a)	235,000	234,796
3.30%, 9/2/2040 (a)	195,000	191,050
3.55%, 9/2/2050 (a)	200,000	192,998
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	83,000	88,099
3.20%, 9/23/2026	234,000	260,125
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	230,000	237,569
3.18%, 7/9/2050	225,000	230,310
3.38%, 7/9/2060	200,000	205,864
Upjohn, Inc.
2.30%, 6/22/2027 (a)	589,000	607,870
Zoetis, Inc.
2.00%, 5/15/2030	170,000	174,971
3.00%, 5/15/2050	60,000	64,137

		5,010,493

Real Estate Management & Development — 0.0% (b)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	200,000	204,731

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85,000	121,637
5.40%, 6/1/2041	126,000	175,598
4.38%, 9/1/2042	25,000	31,391
5.15%, 9/1/2043	77,000	105,846
4.70%, 9/1/2045	35,000	46,729
CSX Corp.
5.50%, 4/15/2041	50,000	68,128
4.75%, 11/15/2048	108,000	143,068
3.35%, 9/15/2049	10,000	11,033
ERAC USA Finance LLC
4.50%, 8/16/2021 (a)	45,000	46,509
2.60%, 12/1/2021 (a)	50,000	50,868
7.00%, 10/15/2037 (a)	160,000	230,916
5.63%, 3/15/2042 (a)	12,000	15,680
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70,000	76,420
3.88%, 3/1/2026	85,000	98,149
Norfolk Southern Corp.
3.95%, 10/1/2042	70,000	82,350
4.05%, 8/15/2052	40,000	48,873
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	25,000	27,801
3.40%, 11/15/2026 (a)	25,000	27,345
4.20%, 4/1/2027 (a)	75,000	84,045
Ryder System, Inc.
2.25%, 9/1/2021	100,000	101,469
Union Pacific Corp.
4.10%, 9/15/2067	150,000	176,398

		1,770,253

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
4.50%, 12/5/2036	64,000	76,647
Broadcom Corp.
3.88%, 1/15/2027	100,000	110,887
Broadcom, Inc.
4.25%, 4/15/2026	250,000	281,698
4.11%, 9/15/2028	126,000	140,901
4.75%, 4/15/2029	370,000	429,700
Intel Corp.
3.10%, 2/15/2060	50,000	54,173

		1,094,006

Software — 0.4%
Microsoft Corp.
2.65%, 11/3/2022	160,000	167,338
2.00%, 8/8/2023	125,000	130,506
3.50%, 2/12/2035	68,000	84,077
3.45%, 8/8/2036	125,000	151,155
3.95%, 8/8/2056	40,000	52,761
2.68%, 6/1/2060	27,000	28,271
Oracle Corp.
2.50%, 5/15/2022	52,000	53,626
2.40%, 9/15/2023	101,000	106,278
4.30%, 7/8/2034	23,000	28,790
3.90%, 5/15/2035	93,000	112,989
3.85%, 7/15/2036	107,000	126,232
3.60%, 4/1/2040	450,000	513,203
4.00%, 7/15/2046	110,000	130,014
VMware, Inc.
2.95%, 8/21/2022	101,000	105,149

		1,790,389

Specialty Retail — 0.2%
AutoZone, Inc.
1.65%, 1/15/2031	180,000	176,876
Home Depot, Inc. (The)
3.90%, 12/6/2028	110,000	130,247
3.13%, 12/15/2049	200,000	222,093
Lowe’s Cos., Inc.
3.65%, 4/5/2029	141,000	162,740
4.55%, 4/5/2049	98,000	126,048
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80,000	90,365
3.60%, 9/1/2027	49,000	55,712
1.75%, 3/15/2031	85,000	83,949

		1,048,030

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
3.20%, 5/13/2025	32,000	35,673
2.45%, 8/4/2026	74,000	80,620
3.20%, 5/11/2027	57,000	64,813
3.00%, 6/20/2027	56,000	63,146
1.65%, 5/11/2030	285,000	294,610
3.85%, 5/4/2043	425,000	529,082
3.45%, 2/9/2045	82,000	97,160
3.85%, 8/4/2046	117,000	146,050

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.75%, 9/12/2047	140,000	172,130
2.95%, 9/11/2049	74,000	80,911
2.55%, 8/20/2060	210,000	208,930
Dell International LLC
5.45%, 6/15/2023 (a)	120,000	131,561
6.02%, 6/15/2026 (a)	135,000	158,552
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	270,000	273,433
HP, Inc.
3.00%, 6/17/2027	160,000	172,881

		2,509,552

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (a)	200,000	220,224
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	250,000	250,042
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (a)	200,000	197,236

		667,502

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	210,000	210,512
3.73%, 9/25/2040	140,000	138,915
4.54%, 8/15/2047	60,000	64,124
3.98%, 9/25/2050	220,000	214,921
BAT International Finance plc (United Kingdom)
1.67%, 3/25/2026	160,000	160,505

		788,977

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	245,000	240,568
3.25%, 3/1/2025	48,000	48,851
3.38%, 7/1/2025	500,000	510,465
2.88%, 1/15/2026	160,000	157,197
3.63%, 4/1/2027	85,000	84,073
3.25%, 10/1/2029	220,000	208,870
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	100,000	99,238
5.50%, 12/15/2024 (a)	250,000	257,889
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	200,000	201,462
International Lease Finance Corp.
8.63%, 1/15/2022	70,000	75,262
5.88%, 8/15/2022	150,000	160,499
WW Grainger, Inc.
4.60%, 6/15/2045	77,000	99,087

		2,143,461

Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.38%, 4/30/2025 (a)	360,000	380,555
Transurban Finance Co. Pty. Ltd. (Australia)
2.45%, 3/16/2031 (a)	140,000	142,815

		523,370

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	35,000	40,131
4.00%, 12/1/2046	52,000	62,768
3.45%, 5/1/2050	225,000	251,668

		354,567

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200,000	225,875
4.38%, 4/22/2049	200,000	249,140
Crown Castle Towers LLC
3.22%, 5/15/2022 (a)	42,000	42,611
3.66%, 5/15/2025 (a)	60,000	64,221
Rogers Communications, Inc. (Canada)
4.35%, 5/1/2049	100,000	121,765
T-Mobile USA, Inc.
1.50%, 2/15/2026 (a)	280,000	280,610
3.75%, 4/15/2027 (a)	460,000	514,988
2.05%, 2/15/2028 (a)	370,000	378,155
3.88%, 4/15/2030 (a)	850,000	966,476
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	64,000	82,508
4.88%, 6/19/2049	255,000	316,149

		3,242,498

TOTAL CORPORATE BONDS (Cost $142,753,551)		152,082,013

MORTGAGE-BACKED SECURITIES — 21.8%
FHLMC
Pool # 611141, ARM, 3.77%, 1/1/2027 (f)	13,898	13,945
Pool # 846812, ARM, 3.74%, 4/1/2030 (f)	3,475	3,485
Pool # 1B1665, ARM, 3.64%, 4/1/2034 (f)	15,769	16,159
Pool # 1B2844, ARM, 3.58%, 3/1/2035 (f)	29,247	29,548
Pool # 1B3209, ARM, 3.80%, 1/1/2037 (f)	14,762	15,045
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1,200	1,372
Pool # C00785, 6.50%, 6/1/2029	7,684	8,613
Pool # C01292, 6.00%, 2/1/2032	4,787	5,629
Pool # C66034, 6.50%, 4/1/2032	30,197	33,785
Pool # A13625, 5.50%, 10/1/2033	32,520	38,285
Pool # A28796, 6.50%, 11/1/2034	7,334	8,712
Pool # A46417, 7.00%, 4/1/2035	36,772	44,922
Pool # V83115, 4.50%, 3/1/2047	1,246,310	1,364,136
Pool # Q48338, 4.50%, 5/1/2047	124,981	136,224

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # G61060, 4.50%, 6/1/2047	1,488,154	1,623,056
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	31,311	35,200
Pool # U80265, 3.50%, 4/1/2033	397,329	427,099
Pool # U90690, 3.50%, 6/1/2042	386,151	419,407
Pool # U90975, 4.00%, 6/1/2042	163,336	178,997
Pool # U99134, 4.00%, 1/1/2046	233,244	255,648
FHLMC UMBS, 20 Year
Pool # RB5085, 2.00%, 10/1/2040 (g)	1,300,000	1,344,642
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	796,176	871,105
Pool # QB1284, 3.50%, 7/1/2050	964,778	1,019,842
Pool # QB1248, 4.00%, 7/1/2050	1,216,000	1,328,978
FNMA
Pool # 303532, ARM, 3.99%, 3/1/2029 (f)	553	560
Pool # 745446, ARM, 3.81%, 4/1/2033 (f)	18,311	19,277
Pool # 722985, ARM, 2.53%, 7/1/2033 (f)	14,664	14,778
Pool # 766610, ARM, 3.71%, 1/1/2034 (f)	30,559	31,100
Pool # 735332, ARM, 3.26%, 8/1/2034 (f)	31,699	32,724
Pool # 735740, ARM, 2.79%, 10/1/2034 (f)	18,559	18,653
Pool # 810896, ARM, 2.43%, 1/1/2035 (f)	69,127	71,447
Pool # 823660, ARM, 2.88%, 5/1/2035 (f)	27,187	27,590
FNMA UMBS, 15 Year
Pool # 840495, 5.50%, 4/1/2022	2,046	2,058
Pool # 899316, 5.50%, 4/1/2022	62	62
Pool # 928637, 6.00%, 9/1/2022	1,420	1,463
Pool # 949415, 4.50%, 3/1/2023	2,914	3,054
Pool # 962871, 4.50%, 5/1/2023	4,660	4,890
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	1,707	1,909
Pool # 555791, 6.50%, 12/1/2022	1,455	1,627
Pool # 762498, 5.00%, 11/1/2023	48,077	52,548
Pool # 255609, 4.50%, 1/1/2025	6,699	7,230
Pool # FM1345, 4.50%, 11/1/2038	995,936	1,097,679
FNMA UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	1,063	1,189
Pool # 338417, 6.50%, 5/1/2026	217	242
Pool # 689977, 8.00%, 3/1/2027	9,738	10,811
Pool # 755973, 8.00%, 11/1/2028	22,782	26,380
Pool # 252211, 6.00%, 1/1/2029	1,368	1,551
Pool # 524949, 7.50%, 3/1/2030	6,491	6,706
Pool # 622534, 3.00%, 9/1/2031	106,315	111,692
Pool # 788150, 6.00%, 3/1/2032	16,475	18,456
Pool # 545639, 6.50%, 4/1/2032	34,007	40,045
Pool # 674349, 6.00%, 3/1/2033	5,268	5,890
Pool # AD0755, 7.00%, 6/1/2035	440,622	518,527
Pool # 833039, 5.00%, 9/1/2035	23,375	26,863
Pool # 745932, 6.50%, 11/1/2036	44,395	51,762
Pool # 944831, 5.50%, 2/1/2038	4,224	4,742
Pool # 961799, 5.50%, 3/1/2038	2,640	3,048
Pool # 976582, 4.50%, 4/1/2038	2,069	2,235
Pool # 985558, 5.50%, 6/1/2038	1,114	1,287
Pool # AL3438, 6.50%, 10/1/2038	451,198	515,540
Pool # AA4236, 4.50%, 4/1/2039	158,823	177,250
Pool # 935241, 4.50%, 5/1/2039	5,551	6,228
Pool # MA2535, 4.50%, 2/1/2046	388,166	427,334
Pool # BH4683, 4.00%, 6/1/2047	399,554	444,766
Pool # BH4684, 4.00%, 6/1/2047	394,461	435,988
Pool # BH4685, 4.00%, 6/1/2047	395,706	439,040
Pool # BK9030, 5.00%, 10/1/2048	1,134,489	1,243,934
Pool # BM5430, 5.00%, 1/1/2049	638,256	723,495
Pool # BN5899, 5.00%, 2/1/2049	253,601	278,090
Pool # BK8745, 4.50%, 4/1/2049	830,413	899,627
Pool # BN4707, 5.00%, 4/1/2049	1,174,368	1,308,285

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # FM1939, 4.50%, 5/1/2049	702,898	760,461
Pool # CA3713, 5.00%, 6/1/2049	763,053	836,183
Pool # BN6475, 4.00%, 7/1/2049	594,210	634,934
Pool # BO2170, 4.00%, 7/1/2049	860,601	919,254
Pool # BO2305, 4.00%, 7/1/2049	192,915	206,030
Pool # BK8758, 4.50%, 7/1/2049	804,024	886,009
Pool # BO5625, 3.50%, 8/1/2049	1,120,964	1,203,068
Pool # BP4357, 3.00%, 2/1/2050	1,126,644	1,212,522
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	8,727	9,374
Pool # 535442, 8.50%, 6/1/2030	1,900	2,088
FNMA, Other
Pool # AM0806, 2.45%, 11/1/2022	491,936	506,929
Pool # AM1619, 2.34%, 12/1/2022	258,177	265,739
Pool # AM2747, 2.50%, 4/1/2023	500,000	521,353
Pool # AM3244, 2.52%, 5/1/2023	1,000,000	1,043,235
Pool # AM3851, 3.02%, 7/1/2023	1,000,000	1,059,707
Pool # AN0029, 3.10%, 9/1/2025	970,166	1,072,033
Pool # AM4660, 3.77%, 12/1/2025	291,767	330,251
Pool # AN0890, 2.63%, 3/1/2026	477,724	518,376
Pool # AM6381, 3.29%, 8/1/2026	998,665	1,118,855
Pool # BL0044, 3.71%, 8/1/2026	790,090	899,813
Pool # AM7321, 3.12%, 11/1/2026	952,652	1,064,968
Pool # AM7515, 3.34%, 2/1/2027	1,000,000	1,126,612
Pool # AN1600, 2.59%, 6/1/2028	864,301	953,408
Pool # AN9686, 3.52%, 6/1/2028	500,000	582,154
Pool # AN2466, 2.57%, 8/1/2028	490,908	542,054
Pool # 109452, 3.64%, 8/1/2028	973,256	1,135,693
Pool # 405220, 6.00%, 9/1/2028	8,091	9,028
Pool # BL5798, 2.47%, 12/1/2028	1,264,567	1,380,122
Pool # BL1040, 3.81%, 12/1/2028	300,000	358,246
Pool # AN4559, 3.28%, 2/1/2029	1,487,351	1,724,023
Pool # AN4975, 3.21%, 3/1/2029	2,500,000	2,889,127
Pool # AN5672, 3.20%, 6/1/2029	1,471,047	1,699,201
Pool # AN6099, 3.04%, 7/1/2029	900,000	1,030,935
Pool # AN5971, 2.99%, 8/1/2029	1,400,000	1,599,252
Pool # BL4435, 2.42%, 10/1/2029	700,000	767,166
Pool # AN6846, 2.93%, 10/1/2029	1,100,000	1,243,742
Pool # AM6811, 3.69%, 10/1/2029	629,538	743,545
Pool # BL4333, 2.52%, 11/1/2029	1,100,000	1,195,305
Pool # AN9976, 3.96%, 2/1/2030	1,200,000	1,441,974
Pool # BL6267, 2.01%, 4/1/2030	1,350,000	1,435,464
Pool # AM8692, 3.03%, 4/1/2030	650,000	737,876
Pool # AM8544, 3.08%, 4/1/2030	478,822	544,406
Pool # BL6386, 2.02%, 8/1/2030	1,059,000	1,134,764
Pool # 754922, 5.50%, 9/1/2033	28,742	33,228
Pool # BL4886, 2.84%, 11/1/2034	797,000	907,780
Pool # 847108, 6.50%, 10/1/2035	73,320	84,011
Pool # AL9678, 4.00%, 2/1/2036	1,066,885	1,147,167
Pool # AN1330, 3.19%, 3/1/2036	1,056,784	1,203,323
Pool # 257172, 5.50%, 4/1/2038	4,140	4,720
Pool # AO9352, 4.00%, 7/1/2042	208,973	229,194
Pool # MA1125, 4.00%, 7/1/2042	290,169	315,975
Pool # MA1178, 4.00%, 9/1/2042	149,406	163,691
Pool # MA1437, 3.50%, 5/1/2043	441,086	479,142
Pool # AL6167, 3.50%, 1/1/2044	473,929	514,762
Pool # MA2545, 3.50%, 2/1/2046	860,851	935,706
Pool # MA2793, 3.50%, 10/1/2046	293,268	317,407
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 10/25/2050(g)	15,495,000	16,017,956
TBA, 2.50%, 10/25/2050(g)	6,831,049	7,164,596
TBA, 1.50%, 11/25/2050(g)	3,328,758	3,341,078
TBA, 2.00%, 11/25/2050(g)	3,517,239	3,627,255

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	1,349	1,417
Pool # 359588, 7.50%, 6/15/2023	279	280
Pool # 782507, 9.50%, 10/15/2024	429	444
Pool # 780029, 9.00%, 11/15/2024	61	61
Pool # 405535, 7.00%, 12/15/2025	599	644
Pool # 412336, 8.00%, 10/15/2027	1,507	1,694
Pool # 451507, 8.00%, 10/15/2027	2,029	2,069
Pool # 412369, 7.00%, 11/15/2027	1,117	1,236
Pool # 467705, 6.50%, 3/15/2028	1,382	1,527
Pool # 472679, 7.00%, 6/15/2028	3,134	3,479
Pool # 486537, 7.50%, 9/15/2028	2,028	2,234
Pool # 781614, 7.00%, 6/15/2033	5,163	6,355
Pool # 617653, 6.00%, 5/15/2037	29,142	32,450
Pool # 678574, 5.50%, 6/15/2038	672,555	789,726
Pool # 681554, 5.50%, 7/15/2038	629,009	738,672
Pool # 678169, 5.50%, 9/15/2038	350,924	412,110
Pool # 681568, 5.50%, 9/15/2038	693,896	814,880
Pool # 694458, 6.00%, 10/15/2038	7,853	9,162
Pool # 782510, 6.50%, 12/15/2038	19,259	22,015
GNMA II
Pool # 81008, ARM, 3.75%, 7/20/2034(f)	21,990	22,101
Pool # 81074, ARM, 3.75%, 9/20/2034(f)	71,343	71,360
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	646	707
Pool # 2324, 8.00%, 11/20/2026	15,212	17,396
Pool # 2341, 7.50%, 12/20/2026	884	993
Pool # 2362, 8.00%, 1/20/2027	1,933	2,164
Pool # BJ9823, 3.75%, 4/20/2048	1,522,869	1,638,454
Pool # BP4337, 4.50%, 9/20/2049	782,154	864,422
Pool # BP5551, 4.50%, 9/20/2049	934,655	1,033,414
Pool # BR0553, 4.50%, 2/20/2050	743,525	835,670
Pool # BS7393, 4.00%, 3/20/2050	998,696	1,087,152
Pool # BT8093, 3.50%, 4/20/2050	1,188,714	1,278,635
Pool # BS7411, 4.00%, 4/20/2050	1,824,376	1,986,828
Pool # BT4341, 3.00%, 7/20/2050	1,538,206	1,641,674
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	116,815	123,595

TOTAL MORTGAGE-BACKED SECURITIES (Cost $103,055,554)		107,620,776

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds
8.00%, 11/15/2021	338,000	367,681
5.38%, 2/15/2031	4,500	6,629
4.50%, 2/15/2036	276,000	417,644
5.00%, 5/15/2037	250,000	405,029
4.25%, 5/15/2039	105,000	161,093
1.13%, 5/15/2040	285,000	280,502
3.88%, 8/15/2040	100,000	148,012
3.13%, 11/15/2041	950,000	1,283,687
2.75%, 8/15/2042	1,000,000	1,281,328
3.13%, 2/15/2043	500,000	677,480
2.88%, 5/15/2043	2,420,000	3,159,802
3.63%, 8/15/2043	2,350,000	3,426,227
3.75%, 11/15/2043	1,952,000	2,899,635
3.63%, 2/15/2044	2,345,000	3,426,540
3.38%, 5/15/2044	1,000,000	1,411,055
3.00%, 11/15/2044	663,000	885,856
2.50%, 2/15/2045	2,000,000	2,461,484
2.88%, 8/15/2045	500,000	656,895
3.00%, 11/15/2045	1,000,000	1,343,437
2.25%, 8/15/2046	3,703,700	4,373,694
3.00%, 2/15/2048	90,000	122,305
3.13%, 5/15/2048	176,200	244,959
2.88%, 5/15/2049	160,000	214,219
2.25%, 8/15/2049	1,095,000	1,302,152
2.38%, 11/15/2049	265,000	323,538
2.00%, 2/15/2050	2,045,000	2,313,087
1.25%, 5/15/2050	2,950,000	2,795,586
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300,000	658,668
2.50%, 1/15/2029	100,000	157,564
U.S. Treasury Notes
2.63%, 11/15/2020	200,000	200,615
2.38%, 12/31/2020	100,000	100,557
3.63%, 2/15/2021	4,900,000	4,962,398
2.25%, 4/30/2021	115,000	116,402
2.63%, 5/15/2021	154,500	156,884
3.13%, 5/15/2021	600,000	611,156
2.00%, 5/31/2021	300,000	303,703
2.13%, 8/15/2021	500,000	508,613
1.25%, 10/31/2021	3,500,000	3,541,836
2.00%, 10/31/2021	100,000	101,996
1.88%, 11/30/2021	950,000	969,074

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
1.38%, 1/31/2022	9,000,000	9,146,953
1.75%, 2/28/2022	3,300,000	3,374,895
1.63%, 8/31/2022	1,000,000	1,028,438
1.75%, 9/30/2022	150,000	154,840
1.50%, 2/28/2023	525,000	542,145
1.75%, 5/15/2023	3,079,000	3,207,332
2.75%, 5/31/2023	46,000	49,173
2.50%, 8/15/2023	600,000	640,219
1.38%, 8/31/2023	700,000	724,773
1.63%, 10/31/2023	2,000,000	2,090,000
2.13%, 2/29/2024	94,000	100,216
2.50%, 5/15/2024	30,000	32,495
2.00%, 6/30/2024	10,000	10,672
2.25%, 11/15/2024	112,000	121,275
1.75%, 12/31/2024	2,620,500	2,788,580
2.00%, 2/15/2025	1,000,000	1,076,328
2.88%, 4/30/2025	146,000	163,440
2.13%, 5/15/2025	500,000	542,832
2.88%, 5/31/2025	318,000	356,558
2.00%, 8/15/2025	728,600	789,364
2.25%, 11/15/2025	610,000	670,404
1.63%, 2/15/2026	59,400	63,521
1.50%, 8/15/2026	28,000	29,843
2.00%, 11/15/2026	84,000	92,190
1.75%, 12/31/2026	2,282,100	2,473,048
2.25%, 2/15/2027	108,000	120,551
2.75%, 2/15/2028	65,000	75,608
2.88%, 5/15/2028	990,800	1,165,661
1.63%, 8/15/2029	135,000	146,939
1.75%, 11/15/2029	265,000	291,738
1.50%, 2/15/2030	129,000	139,139
0.63%, 8/15/2030	185,000	183,930
U.S. Treasury STRIPS Bonds
2.39%, 2/15/2021 (h)	910,000	909,427
2.04%, 5/15/2021 (h)	1,590,000	1,588,387
2.19%, 8/15/2021 (h)	1,800,000	1,797,691
3.23%, 11/15/2021 (h)	675,000	673,720
2.93%, 2/15/2022 (h)	720,000	718,262
2.74%, 5/15/2022 (h)	760,000	758,247
3.21%, 8/15/2022 (h)	75,000	74,792
1.86%, 11/15/2022 (h)	750,000	747,418
3.05%, 2/15/2023 (h)	2,690,000	2,678,672
2.68%, 5/15/2023 (h)	2,420,000	2,408,491
2.26%, 8/15/2023 (h)	1,890,000	1,878,779
2.70%, 11/15/2023 (h)	173,000	171,720
1.70%, 2/15/2024 (h)	327,000	324,291
3.34%, 11/15/2024 (h)	110,000	108,633
3.84%, 2/15/2025 (h)	50,000	49,265
5.19%, 5/15/2026 (h)	100,000	97,500
3.59%, 8/15/2026 (h)	23,000	22,367
3.69%, 11/15/2026 (h)	250,000	242,367
4.27%, 2/15/2027 (h)	300,000	290,046
3.73%, 5/15/2027 (h)	725,000	699,653
3.38%, 8/15/2027 (h)	250,000	240,616
4.10%, 11/15/2027 (h)	710,000	680,500
3.14%, 2/15/2028 (h)	27,000	25,787
2.99%, 5/15/2028 (h)	140,000	133,254
7.68%, 8/15/2028 (h)	50,000	47,464
4.24%, 2/15/2029 (h)	658,000	620,455
4.00%, 11/15/2029 (h)	200,000	186,228
4.90%, 5/15/2030 (h)	300,000	277,190
4.08%, 8/15/2030 (h)	300,000	275,658
3.67%, 11/15/2030 (h)	500,000	457,625
4.67%, 2/15/2031 (h)	350,000	319,050
4.02%, 5/15/2031 (h)	275,000	249,645
3.36%, 11/15/2031 (h)	760,000	683,393
3.88%, 2/15/2032 (h)	350,000	313,570
4.34%, 11/15/2032 (h)	800,000	707,903
3.91%, 2/15/2033 (h)	400,000	352,499
4.01%, 5/15/2033 (h)	1,175,000	1,030,911
6.58%, 8/15/2033 (h)	100,000	87,194
4.49%, 11/15/2033 (h)	1,025,000	889,978
4.02%, 2/15/2034 (h)	775,000	670,009
3.40%, 11/15/2034 (h)	50,000	42,625
3.36%, 2/15/2035 (h)	65,000	55,225
3.66%, 5/15/2035 (h)	250,000	211,401
2.37%, 11/15/2041 (h)	100,000	74,024

TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,095,477)		106,044,054

ASSET-BACKED SECURITIES — 10.5%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	260,808	262,356
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	104,188	93,488
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	76,725	72,486
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	233,376	221,789
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	166,056	136,818
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	9,357	8,615
Series 2014-1, Class A, 3.70%, 10/1/2026	35,079	29,137
Series 2016-3, Class AA, 3.00%, 10/15/2028	200,696	187,474
Series 2017-1, Class AA, 3.65%, 2/15/2029	133,429	128,299
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡ (a)	380,000	403,570
Series 2015-SFR1, Class E, 5.64%, 4/17/2052‡ (a)	100,000	110,502
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	404,516	436,764
Series 2014-SFR2, Class C, 4.71%, 10/17/2036‡ (a)	200,000	216,720
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	223,931	241,434
Series 2014-SFR3, Class E, 6.42%, 12/17/2036‡ (a)	200,000	225,358
Series 2015-SFR2, Class C, 4.69%, 10/17/2052‡ (a)	200,000	220,451

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	850,000	863,054
Series 2020-SFR2, Class C, 2.53%, 7/17/2037‡ (a)	1,000,000	1,024,260
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037‡ (a)	750,000	749,963
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	1,000,000	999,476
B2R Mortgage Trust
Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	5,283	5,280
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	76,194	72,278
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	102,099	83,777
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	149,173	139,809
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	149,604	149,868
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	264,806	264,757
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	588,543	589,846
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023‡	360,242	359,454
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	49,529	49,619
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	675,000	693,291
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	875,000	897,956
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	940,000	967,179
CIG Auto Receivables Trust
Series 2020-1A, Class C, 1.75%, 1/12/2026 (a)	1,000,000	999,618
Continental Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	126,172	123,616
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052‡ (a)	500,000	503,763
Series 2019-3, Class B, 3.16%, 10/15/2052‡ (a)	700,000	709,305
Series 2020-3, Class B, 2.20%, 8/15/2053 (a)	810,000	808,170
CPS Auto Receivables Trust
Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	31,326	31,441
CPS Auto Trust
Series 2018-C, Class C, 3.68%, 6/17/2024 (a)	1,901,000	1,925,877
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	77,011	77,314
Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	645,000	654,833
Credit Suisse ABS Trust
Series 2020-AT1, Class A, 2.63%, 10/15/2026 (a) (g)	1,000,000	999,627
CWABS Revolving Home Equity Loan Trust
Series 2004-K, Class 2A, 0.45%, 2/15/2034‡ (f)	783	779
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.90%, 3/25/2034‡ (f)	16,350	16,273
Series 2004-1, Class M2, 0.97%, 3/25/2034‡ (f)	5,793	5,745
Series 2004-1, Class 3A, 0.71%, 4/25/2034‡ (f)	1,056	938
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	313,181	313,869
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	135,175	136,849
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	371,158	377,179
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	120,513	122,707
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	82,831	83,769
Series 2019-4, Class C, 2.51%, 11/17/2025	375,000	383,709
Series 2019-1, Class D, 4.09%, 6/15/2026	170,000	178,451
Series 2020-2, Class D, 3.05%, 5/15/2028	1,000,000	1,040,381
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	418	418
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	20,877	20,951
Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	51,311	51,674
Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	604,000	620,404
Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	850,000	868,181
Exeter Automobile Receivables Trust
Series 2018-4A, Class B, 3.64%, 11/15/2022 (a)	19,557	19,582
Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	27,670	27,929
Series 2018-1A, Class C, 3.03%, 1/17/2023 (a)	69,495	69,916
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	415,000	423,779
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	590,000	605,711

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	1,315,000	1,346,750
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 9/17/2025 ‡ (a)	800,000	805,002
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	500,000	511,234
Flagship Credit Auto Trust
Series 2015-3, Class C, 4.65%, 3/15/2022 (a)	19,945	19,975
Series 2016-1, Class C, 6.22%, 6/15/2022 (a)	138,945	140,589
Series 2016-4, Class C, 2.71%, 11/15/2022 (a)	90,661	91,056
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	427,672	472,705
FORT CRE LLC Series 2018-1A, Class C, 2.98%, 11/16/2035 ‡ (a) (f)	760,000	700,346
Foundation Finance Trust Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	790,687	817,414
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	56,430	56,492
Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	171,981	172,152
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	800,000	800,219
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	11,488	11,547
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	57,163	60,279
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	232,935	240,625
Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	408,867	414,303
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	102,877	97,733
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	183,992	192,940
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	46,324	46,964
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	132,724	142,871
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	82,925	84,651
Kabbage Funding LLC
Series 2019-1, Class A, 3.83%, 3/15/2024 ‡ (a)	63,396	62,807
Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (a)	550,000	527,175
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	185,266	186,058
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 1.17%, 8/25/2033 ‡ (f)	18,038	17,901
Series 2004-1, Class M1, 0.90%, 2/25/2034 ‡ (f)	44,605	43,477
Series 2004-1, Class M2, 0.97%, 2/25/2034 ‡ (f)	5,880	5,858
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	625,000	635,917
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	676,018	680,414
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	178,795	183,801
New Century Home Equity Loan Trust Series 2005-1, Class M1, 0.82%, 3/25/2035 ‡ (f)	78,705	77,808
NMEF Funding LLC Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	870,000	879,937
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	13,918	13,933
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	270,000	276,464
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	253,000	253,656
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (a)	801,000	815,014
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	560,000	563,762
Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (a) (i)	671,935	666,180
Progress Residential Trust Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	800,000	820,695
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	46,550	46,759
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 8/15/2022 (a)	42,990	43,007
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	56,653	58,811
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	144,893	144,893

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	346,000	354,614
Series 2019-2, Class C, 2.90%, 10/15/2024	190,000	195,330
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.00%, 8/20/2036 ‡ (a)	573,378	571,700
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	729,240	729,441
Small Business Lending Trust Series 2020-A, Class B, 3.20%, 12/15/2026 ‡ (a)	2,300,000	2,158,203
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	52,918	49,536
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	13,413	13,717
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	809,000	836,968
Series 2019-A2, Class A, 2.34%, 6/15/2025	850,000	876,876
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	370,000	380,586
TCF Auto Receivables Owner Trust Series 2016-PT1A, Class A, 1.93%, 6/15/2022 (a)	12,249	12,262
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	40,597	40,657
Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	1,100,000	1,100,000
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (a)	123,427	123,905
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	140,561	135,605
Series 2016-1, Class B, 3.65%, 1/7/2026	51,868	39,492
Series 2018-1, Class B, 4.60%, 3/1/2026	32,939	25,537
Series 2014-1, Class A, 4.00%, 4/11/2026	52,248	51,240
Series 2016-2, Class AA, 2.88%, 10/7/2028	84,141	79,900
Series 2019-1, Class AA, 4.15%, 8/25/2031	242,398	241,701
Series 2019-2, Class AA, 2.70%, 5/1/2032	222,000	209,883
US Auto Funding LLC
Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	550,000	557,124
Series 2018-1A, Class A, 5.50%, 7/15/2023 (a)	124,863	127,847
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡ (a) (i)	850,000	841,940
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (i)	215,348	215,766
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (a) (i)	410,409	410,774
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 (a) (i)	500,404	500,437
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (i)	659,136	662,593
Verizon Owner Trust
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (a)	39,604	39,671
Series 2018-A, Class A1A, 3.23%, 4/20/2023	400,000	406,196
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡ (a) (i)	715,000	705,097
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (i)	424,315	425,116
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 ‡ (a) (i)	498,416	498,411
Westgate Resorts LLC
Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	66,769	67,016
Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	661,767	678,846
Westlake Automobile Receivables Trust Series 2018-1A, Class C, 2.92%, 5/15/2023 (a)	17,330	17,349
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	375,000	387,375

TOTAL ASSET-BACKED SECURITIES (Cost $51,774,492)		52,106,771

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
Acre 6.71%, 12/15/2020 ‡	500,000	495,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	704,294	712,179
Series 2005-22T1, Class A2, IF, IO, 4.92%, 6/25/2035 ‡ (f)	347,845	61,470
Series 2005-20CB, Class 3A8, IF, IO, 4.60%, 7/25/2035 ‡ (f)	208,766	31,499
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	279,737	277,314
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	114,628	109,884

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	1,539	1,218
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	13,465	10,753
Series 2005-E, Class 4A1, 3.77%, 3/20/2035 (f)	5,404	5,492
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	70,027	67,875
Series 2005-7, Class 30, PO, 11/25/2035 ‡	12,388	11,327
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.31%, 10/25/2033 (f)	12,024	11,465
Series 2006-1, Class A1, 3.84%, 2/25/2036 (f)	58,003	58,451
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 3.27%, 5/20/2034 (f)	8,789	8,649
Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034 (f)	19,116	18,728
Series 2004-7, Class 2A1, 3.56%, 6/25/2034 (f)	18,204	18,872
Series 2005-16, Class A23, 5.50%, 9/25/2035	36,857	33,162
Series 2005-22, Class 2A1, 3.35%, 11/25/2035 (f)	95,101	88,083
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	51	46
Series 2003-HYB1, Class A, 2.86%, 9/25/2033 (f)	8,617	8,644
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1,173	1,196
Series 2005-1, Class 2A1A, 2.51%, 2/25/2035 (f)	43,599	37,239
CSMA SFR Zero Coupon, 4/25/2023 ‡	850,304	845,628
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	69,899	88,151
DT Asset Trust 5.84%, 12/16/2022	500,000	500,600
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	14,757	15,333
FHLMC, REMIC
Series 1065, Class J, 9.00%, 4/15/2021	10	10
Series 1250, Class J, 7.00%, 5/15/2022	292	302
Series 1316, Class Z, 8.00%, 6/15/2022	888	927
Series 1324, Class Z, 7.00%, 7/15/2022	1,599	1,653
Series 1343, Class LB, 7.50%, 8/15/2022	1,307	1,367
Series 1343, Class LA, 8.00%, 8/15/2022	6,350	6,658
Series 1395, Class G, 6.00%, 10/15/2022	801	829
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (f)	1,001	1,076
Series 2535, Class BK, 5.50%, 12/15/2022	6,898	7,085
Series 1798, Class F, 5.00%, 5/15/2023	3,679	3,812
Series 1505, Class Q, 7.00%, 5/15/2023	824	872
Series 1518, Class G, IF, 8.78%, 5/15/2023 (f)	1,415	1,529
Series 1541, Class O, 0.00%, 7/15/2023 (f)	1,693	1,667
Series 2638, Class DS, IF, 8.45%, 7/15/2023 (f)	10,065	10,673
Series 1577, Class PV, 6.50%, 9/15/2023	48,017	51,148
Series 1584, Class L, 6.50%, 9/15/2023	27,624	29,417
Series 1633, Class Z, 6.50%, 12/15/2023	28,816	30,520
Series 1638, Class H, 6.50%, 12/15/2023	36,552	39,146
Series 2283, Class K, 6.50%, 12/15/2023	3,683	3,916
Series 1700, Class GA, PO, 2/15/2024	439	434
Series 1865, Class D, PO, 2/15/2024	3,903	3,880
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	2,314	2,588
Series 1694, Class PK, 6.50%, 3/15/2024	2,891	3,088
Series 2033, Class SN, HB, IF, 28.50%, 3/15/2024 (f)	961	175
Series 2306, Class K, PO, 5/15/2024	1,377	1,365
Series 2306, Class SE, IF, IO, 9.93%, 5/15/2024 (f)	3,303	410
Series 1863, Class Z, 6.50%, 7/15/2026	8,719	9,320
Series 1981, Class Z, 6.00%, 5/15/2027	4,839	5,290
Series 1987, Class PE, 7.50%, 9/15/2027	6,728	7,877
Series 1999, Class PU, 7.00%, 10/15/2027	20,562	22,855
Series 2031, Class PG, 7.00%, 2/15/2028	41,870	48,333
Series 2035, Class PC, 6.95%, 3/15/2028	42,289	47,999
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2,775	416
Series 2057, Class PE, 6.75%, 5/15/2028	55,051	63,293
Series 2054, Class PV, 7.50%, 5/15/2028	7,921	9,159

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2064, Class TE, 7.00%, 6/15/2028	9,696	11,267
Series 2075, Class PH, 6.50%, 8/15/2028	8,918	10,188
Series 2095, Class PE, 6.00%, 11/15/2028	29,968	33,893
Series 2132, Class SB, HB, IF, 29.88%, 3/15/2029 (f)	1,692	2,795
Series 2178, Class PB, 7.00%, 8/15/2029	16,423	19,158
Series 2182, Class ZB, 8.00%, 9/15/2029	28,334	33,277
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	373	372
Series 2247, Class Z, 7.50%, 8/15/2030	5,645	6,694
Series 2259, Class ZC, 7.35%, 10/15/2030	110,208	134,195
Series 2325, Class PM, 7.00%, 6/15/2031	4,464	5,339
Series 2359, Class ZB, 8.50%, 6/15/2031	19,096	23,434
Series 2344, Class ZD, 6.50%, 8/15/2031	34,578	40,274
Series 2344, Class ZJ, 6.50%, 8/15/2031	5,780	6,898
Series 2345, Class NE, 6.50%, 8/15/2031	2,800	3,300
Series 2367, Class ME, 6.50%, 10/15/2031	54,615	61,484
Series 2390, Class DO, PO, 12/15/2031	5,144	4,999
Series 2410, Class OE, 6.38%, 2/15/2032	7,163	7,843
Series 2410, Class QX, IF, IO, 8.50%, 2/15/2032 (f)	10,156	2,178
Series 2412, Class SP, IF, 15.80%, 2/15/2032 (f)	10,860	14,279
Series 2410, Class QS, IF, 19.10%, 2/15/2032 (f)	8,628	13,689
Series 2423, Class MC, 7.00%, 3/15/2032	19,541	23,349
Series 2423, Class MT, 7.00%, 3/15/2032	30,859	37,054
Series 2444, Class ES, IF, IO, 7.80%, 3/15/2032 (f)	12,515	2,578
Series 2450, Class SW, IF, IO, 7.85%, 3/15/2032 (f)	8,343	1,690
Series 2647, Class A, 3.25%, 4/15/2032	37,476	40,144
Series 2435, Class CJ, 6.50%, 4/15/2032	75,099	88,406
Series 2455, Class GK, 6.50%, 5/15/2032	20,345	23,884
Series 2484, Class LZ, 6.50%, 7/15/2032	14,423	17,397
Series 2500, Class MC, 6.00%, 9/15/2032	42,897	50,304
Series 2543, Class YX, 6.00%, 12/15/2032	621,239	711,929
Series 2544, Class HC, 6.00%, 12/15/2032	46,700	54,286
Series 2574, Class PE, 5.50%, 2/15/2033	223,481	261,216
Series 2575, Class ME, 6.00%, 2/15/2033	90,525	105,679
Series 2586, Class WI, IO, 6.50%, 3/15/2033	6,837	1,349
Series 4189, Class MI, IO, 3.00%, 6/15/2033	1,778,441	22,288
Series 2764, Class UG, 5.00%, 3/15/2034	183,548	208,903
Series 2949, Class GE, 5.50%, 3/15/2035	228,791	266,745
Series 3047, Class OD, 5.50%, 10/15/2035	291,836	326,620
Series 3085, Class VS, HB, IF, 28.11%, 12/15/2035 (f)	53,333	92,772
Series 3098, Class KG, 5.50%, 1/15/2036	183,949	213,831
Series 3117, Class EO, PO, 2/15/2036	17,274	16,289
Series 3260, Class CS, IF, IO, 5.99%, 1/15/2037 (f)	16,676	3,365
Series 3380, Class SI, IF, IO, 6.22%, 10/15/2037 (f)	974,661	226,914
Series 3385, Class SN, IF, IO, 5.85%, 11/15/2037 (f)	9,711	1,729
Series 3387, Class SA, IF, IO, 6.27%, 11/15/2037 (f)	36,711	7,048
Series 3423, Class PB, 5.50%, 3/15/2038	202,824	237,259
Series 3451, Class SA, IF, IO, 5.90%, 5/15/2038 (f)	12,912	1,385
Series 3455, Class SE, IF, IO, 6.05%, 6/15/2038 (f)	129,660	23,692
Series 3786, Class PD, 4.50%, 1/15/2041	407,000	493,970
Series 4029, Class MU, 3.50%, 4/15/2042	608,456	627,794
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	32,310	5,634
Series 239, Class S30, IF, IO, 7.55%, 8/15/2036 (f)	35,006	8,847
Series 262, Class 35, 3.50%, 7/15/2042	185,854	207,151
Series 299, Class 300, 3.00%, 1/15/2043	160,885	170,406
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.26%, 7/25/2032 (f)	8,519	9,693
Series T-54, Class 2A, 6.50%, 2/25/2043	59,798	73,567
Series T-54, Class 3A, 7.00%, 2/25/2043	25,873	32,082
Series T-56, Class A, PO, 5/25/2043	148,266	144,518
Series T-58, Class A, PO, 9/25/2043	11,756	10,272

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	81,354	61,966
FNMA Trust, Whole Loan Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	12,664	14,942
FNMA, REMIC
Series 1990-143, Class J, 8.75%, 12/25/2020	2	2
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	1	1
Series 2001-4, Class PC, 7.00%, 3/25/2021	570	573
Series 2002-1, Class HC, 6.50%, 2/25/2022	1,458	1,487
Series 1992-101, Class J, 7.50%, 6/25/2022	3,621	3,771
Series G92-42, Class Z, 7.00%, 7/25/2022	99	101
Series G92-44, Class ZQ, 8.00%, 7/25/2022	60	62
Series 1996-59, Class J, 6.50%, 8/25/2022	384	399
Series 1992-143, Class MA, 5.50%, 9/25/2022	501	515
Series G92-54, Class ZQ, 7.50%, 9/25/2022	716	736
Series G92-59, Class F, 1.35%, 10/25/2022 (f)	98	98
Series G92-61, Class Z, 7.00%, 10/25/2022	323	335
Series G92-66, Class KA, 6.00%, 12/25/2022	953	987
Series G92-66, Class KB, 7.00%, 12/25/2022	4,507	4,702
Series G93-1, Class KA, 7.90%, 1/25/2023	1,210	1,274
Series 1997-61, Class ZC, 7.00%, 2/25/2023	11,521	12,084
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (f)	1,665	1,761
Series 1998-43, Class SA, HB, IF, 21.20%, 4/25/2023 (f)	4,465	843
Series 1993-146, Class E, PO, 5/25/2023	3,551	3,517
Series 1993-84, Class M, 7.50%, 6/25/2023	205,338	217,399
Series 1993-205, Class H, PO, 9/25/2023	1,264	1,251
Series 1993-155, Class PJ, 7.00%, 9/25/2023	11,255	11,990
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (f)	1,530	1,659
Series 1993-165, Class SD, IF, 13.47%, 9/25/2023 (f)	307	333
Series 1993-203, Class PL, 6.50%, 10/25/2023	14,265	15,113
Series 1995-19, Class Z, 6.50%, 11/25/2023	16,439	17,583
Series 1993-230, Class FA, 0.78%, 12/25/2023 (f)	461	458
Series 1993-223, Class PZ, 6.50%, 12/25/2023	30,937	32,832
Series 1993-225, Class UB, 6.50%, 12/25/2023	14,944	16,000
Series 2003-128, Class DY, 4.50%, 1/25/2024	165,530	172,015
Series 1994-37, Class L, 6.50%, 3/25/2024	30,191	32,238
Series 1994-72, Class K, 6.00%, 4/25/2024	268,370	283,988
Series 1995-2, Class Z, 8.50%, 1/25/2025	2,960	3,290
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (f)	12,241	251
Series 1997-39, Class PD, 7.50%, 5/20/2027	4,888	5,577
Series 1997-46, Class PL, 6.00%, 7/18/2027	8,197	8,985
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2,997	3,369
Series 1998-46, Class GZ, 6.50%, 8/18/2028	10,910	12,204
Series 1998-58, Class PC, 6.50%, 10/25/2028	23,513	26,767
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	4,878,099	415,083
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	49,273	4,320
Series 2000-52, IO, 8.50%, 1/25/2031	2,020	400
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	64,715	10,548
Series 2001-30, Class PM, 7.00%, 7/25/2031	19,552	23,546
Series 2001-36, Class DE, 7.00%, 8/25/2031	29,334	34,770
Series 2001-44, Class PD, 7.00%, 9/25/2031	3,028	3,605
Series 2001-61, Class Z, 7.00%, 11/25/2031	50,403	60,663
Series 2002-1, Class SA, HB, IF, 24.71%, 2/25/2032 (f)	992	1,459
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	52,476	1,879
Series 2002-15, PO, 4/25/2032	41,989	41,103
Series 2002-28, Class PK, 6.50%, 5/25/2032	20,138	23,678
Series 2002-68, Class SH, IF, IO, 7.85%, 10/18/2032 (f)	42,935	7,357
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	23,417	28,182
Series 2002-77, Class S, IF, 14.21%, 12/25/2032 (f)	3,980	5,301
Series 2003-22, Class UD, 4.00%, 4/25/2033	106,836	119,258
Series 2003-47, Class PE, 5.75%, 6/25/2033	17,740	19,989

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	24,122	5,494
Series 2004-4, Class QM, IF, 13.90%, 6/25/2033 (f)	14,464	15,898
Series 2003-64, Class SX, IF, 13.36%, 7/25/2033 (f)	4,009	5,148
Series 2003-132, Class OA, PO, 8/25/2033	4,523	4,406
Series 2003-71, Class DS, IF, 7.26%, 8/25/2033 (f)	25,564	30,166
Series 2003-91, Class SD, IF, 12.25%, 9/25/2033 (f)	5,922	7,511
Series 2003-116, Class SB, IF, IO, 7.45%, 11/25/2033 (f)	58,432	12,397
Series 2003-131, Class CH, 5.50%, 1/25/2034	74,916	84,996
Series 2003-130, Class SX, IF, 11.30%, 1/25/2034 (f)	1,277	1,498
Series 2004-35, Class AZ, 4.50%, 5/25/2034	94,518	104,147
Series 2004-46, Class SK, IF, 16.09%, 5/25/2034 (f)	19,355	26,810
Series 2004-36, Class SA, IF, 19.12%, 5/25/2034 (f)	44,588	68,684
Series 2004-51, Class SY, IF, 13.94%, 7/25/2034 (f)	3,745	4,778
Series 2004-79, Class ZE, 5.50%, 11/25/2034	479,459	573,608
Series 2004-91, Class HC, 6.00%, 12/25/2034	687,847	801,184
Series 2005-45, Class DC, HB, IF, 23.77%, 6/25/2035 (f)	66,014	102,255
Series 2005-84, Class XM, 5.75%, 10/25/2035	42,949	48,796
Series 2006-22, Class AO, PO, 4/25/2036	27,582	26,216
Series 2006-46, Class SW, HB, IF, 23.66%, 6/25/2036 (f)	8,385	13,745
Series 2007-7, Class SG, IF, IO, 6.35%, 8/25/2036 (f)	42,337	14,682
Series 2006-110, PO, 11/25/2036	24,108	22,736
Series 2006-117, Class GS, IF, IO, 6.50%, 12/25/2036 (f)	30,642	5,282
Series 2007-53, Class SH, IF, IO, 5.95%, 6/25/2037 (f)	44,172	7,600
Series 2007-88, Class VI, IF, IO, 6.39%, 9/25/2037 (f)	71,919	15,880
Series 2007-100, Class SM, IF, IO, 6.30%, 10/25/2037 (f)	43,862	8,950
Series 2008-1, Class BI, IF, IO, 5.76%, 2/25/2038 (f)	39,740	7,834
Series 2008-16, Class IS, IF, IO, 6.05%, 3/25/2038 (f)	9,559	1,528
Series 2008-46, Class HI, IO, 2.16%, 6/25/2038 (f)	36,086	2,084
Series 2008-53, Class CI, IF, IO, 7.05%, 7/25/2038 (f)	18,838	3,485
Series 2009-112, Class ST, IF, IO, 6.10%, 1/25/2040 (f)	38,633	8,227
Series 2010-35, Class SB, IF, IO, 6.27%, 4/25/2040 (f)	16,646	2,896
Series 2010-80, Class PZ, 5.00%, 7/25/2040	333,537	415,796
Series 2010-102, Class PN, 5.00%, 9/25/2040	580,000	679,909
Series 2010-134, Class KZ, 4.50%, 12/25/2040	1,139,073	1,224,255
Series 2012-30, Class DZ, 4.00%, 4/25/2042	280,831	314,520
Series 2013-67, Class KZ, 2.50%, 4/25/2043	838,942	869,237
Series 2013-128, PO, 12/25/2043	166,525	153,196
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	562,057	97,232
Series 2014-19, Class Z, 4.50%, 4/25/2044	495,445	588,547
Series 2016-38, Class NA, 3.00%, 1/25/2046	137,523	148,253
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	15,110	13,662
Series 1999-W4, Class A9, 6.25%, 2/25/2029	63,087	70,980
Series 2002-W7, Class A4, 6.00%, 6/25/2029	157,063	182,425
Series 2003-W1, Class 1A1, 5.21%, 12/25/2042 (f)	162,510	180,007
Series 2003-W1, Class 2A, 5.70%, 12/25/2042 (f)	23,258	26,125
FNMA, REMIC, Whole Loan Series 2003-7, Class A1, 6.50%, 12/25/2042	122,456	142,054
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	3,365	3,185
Series 365, Class 8, IO, 5.50%, 5/25/2036	14,046	2,927
GMACM Mortgage Loan Trust
Series 2005-AR3, Class 3A4, 3.50%, 6/19/2035 (f)	68,186	64,363
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	323,453	323,446
Series 2003-24, PO, 3/16/2033	1,724	1,705
Series 2004-28, Class S, IF, 19.24%, 4/16/2034 (f)	14,379	21,710
Series 2006-38, Class OH, 6.50%, 8/20/2036	500,000	623,152
Series 2007-45, Class QA, IF, IO, 6.48%, 7/20/2037 (f)	57,302	8,857
Series 2009-79, Class OK, PO, 11/16/2037	31,954	30,597
Series 2007-76, Class SA, IF, IO, 6.37%, 11/20/2037 (f)	45,781	6,527
Series 2008-2, Class MS, IF, IO, 7.01%, 1/16/2038 (f)	45,299	8,933
Series 2015-137, Class WA, 5.50%, 1/20/2038 (f)	256,926	302,965

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2009-106, Class ST, IF, IO, 5.84%, 2/20/2038 (f)	150,187	26,607
Series 2008-55, Class SA, IF, IO, 6.04%, 6/20/2038 (f)	27,827	4,704
Series 2009-6, Class SA, IF, IO, 5.95%, 2/16/2039 (f)	17,643	2,216
Series 2009-6, Class SH, IF, IO, 5.88%, 2/20/2039 (f)	56,657	6,507
Series 2009-31, Class TS, IF, IO, 6.14%, 3/20/2039 (f)	58,717	4,480
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	42,783	7,471
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	31,934	6,904
Series 2009-22, Class SA, IF, IO, 6.11%, 4/20/2039 (f)	78,172	12,929
Series 2009-102, Class SM, IF, IO, 6.25%, 6/16/2039 (f)	1,282	8
Series 2009-64, Class SN, IF, IO, 5.95%, 7/16/2039 (f)	65,097	9,746
Series 2009-104, Class KB, 5.50%, 11/16/2039	236,000	315,556
Series 2010-130, Class CP, 7.00%, 10/16/2040	48,844	58,875
Series 2011-75, Class SM, IF, IO, 6.44%, 5/20/2041 (f)	91,664	16,592
Series 2013-69, Class MA, 1.50%, 8/20/2042	345,012	348,235
Series 2016-135, Class Z, 3.00%, 10/20/2046	224,903	242,662
Series 2020-30, Class PT, 4.76%, 3/20/2048 (f)	1,157,557	1,317,307
Series 2011-H19, Class FA, 0.62%, 8/20/2061 (f)	442,135	442,572
Series 2012-H23, Class SA, 0.68%, 10/20/2062 (f)	515,115	515,992
Series 2013-H08, Class FC, 0.60%, 2/20/2063 (f)	471,018	471,266
Series 2013-H09, Class HA, 1.65%, 4/20/2063	69,281	69,528
Series 2014-H17, Class FC, 0.65%, 7/20/2064 (f)	256,304	256,999
Series 2015-H16, Class FG, 0.59%, 7/20/2065 (f)	554,294	554,540
Series 2015-H30, Class FE, 0.75%, 11/20/2065 (f)	728,852	733,673
Series 2016-H11, Class FD, 1.40%, 5/20/2066 (f)	182,971	184,028
Series 2016-H26, Class FC, 1.15%, 12/20/2066 (f)	142,097	145,070
Series 2017-H14, Class FV, 0.65%, 6/20/2067 (f)	361,790	362,718
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	405,009	408,279
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	40,516	39,787
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	99,928	108,214
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	37,322	39,103
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (i)	675,000	678,981
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (i)	390,000	399,611
Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.50%, 5/25/2036 (f)	18,700	17,765
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 3.47%, 11/25/2033 (f)	19,316	19,538
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	730,000	736,006
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.74%, 4/21/2034 (f)	11,972	12,005
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2,161	2,172
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	271	281
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	43,484	44,221
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	46,181	48,090
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	78,986	83,876
Series 2004-7, Class 30, PO, 8/25/2034 ‡	6,968	5,882
MASTR Asset Securitization Trust
Series 2003-12, Class 15, PO, 12/25/2018 ‡	76	76
Series 2004-6, Class 15, PO, 7/25/2019 ‡	82	81
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	72,125	73,946
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	11,671	9,753
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (f)	24,786	24,671
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	118,927	27,197
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 7.40%, 5/25/2018 ‡ (f)	439	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	578	520
RCO V Mortgage LLC Series 2020-1, Class A1, 3.10%, 9/25/2025 (a) (i)	1,000,000	1,000,071

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
RFMSI Trust Series 2005-SA4, Class 1A1, 2.86%, 9/25/2035 (f)	30,795	27,333
RMIP 5.60%, 8/25/2021 ‡	499,434	490,195
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	1,988	1,991
SART
4.75%, 7/15/2024	424,354	426,476
4.76%, 6/15/2025	514,305	522,020
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	675,456	761,606
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	295,000	353,319
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (i)	495,000	504,346
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (a)	980,000	997,586
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.26%, 2/15/2024 (f)	11,952	12,652
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	160,290	171,871
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	42,660	48,500
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	22,662	25,634
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	91,591	104,682
Series 1998-1, Class 2E, 7.00%, 3/15/2028	25,032	28,173
vMobo, Inc. 7.50%, 5/31/2024	550,000	540,055
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.88%, 8/25/2033 (f)	4,760	4,815
Series 2003-AR9, Class 1A6, 2.79%, 9/25/2033 (f)	24,510	24,050
Series 2004-AR3, Class A2, 3.66%, 6/25/2034 (f)	8,055	8,081
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.85%, 4/25/2035 ‡ (f)	188,083	31,435
Series 2005-2, Class 1A4, IF, IO, 4.90%, 4/25/2035 ‡ (f)	467,036	70,534
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035‡	134,007	23,030
Series 2005-4, Class CB7, 5.50%, 6/25/2035	122,850	117,068
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	31,563	31,043

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,998,593)		34,766,833

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	300,000	290,591
BXMT Ltd. Series 2017-FL1, Class C, 2.10%, 6/15/2035 ‡ (a) (f)	300,000	297,075
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049 ‡ (a) (f)	7,245	24
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100,000	1,203,413
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (f)	125,000	123,120
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	750,000	751,401
Series 2020-CBM, Class C, 3.40%, 2/10/2037 (a)	500,000	487,123
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200,000	219,567
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156,000	174,492
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	885,000	901,853
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	100,000	76,026
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KF12, Class A, 0.86%, 9/25/2022 (f)	9,818	9,830
Series KJ09, Class A2, 2.84%, 9/25/2022	111,538	115,530
Series KJ11, Class A2, 2.93%, 1/25/2023	173,194	181,437
Series K038, Class A2, 3.39%, 3/25/2024	229,000	249,235
Series KJ14, Class A2, 2.81%, 9/25/2024	591,000	631,824
Series KPLB, Class A, 2.77%, 5/25/2025	250,000	271,123
Series K065, Class A2, 3.24%, 4/25/2027	215,000	245,815
Series K065, Class AM, 3.33%, 5/25/2027	115,000	131,795
Series K066, Class A2, 3.12%, 6/25/2027	267,000	302,544
Series K070, Class A2, 3.30%, 11/25/2027 (f)	208,000	239,258
Series K072, Class AM, 3.50%, 12/25/2027 (f)	1,000,000	1,167,343
Series K073, Class A2, 3.35%, 1/25/2028	346,000	400,119
Series K079, Class AM, 3.93%, 6/25/2028	588,000	702,400
Series K081, Class A2, 3.90%, 8/25/2028 (f)	395,000	476,107

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series K082, Class A2, 3.92%, 9/25/2028 (f)	1,054,000	1,271,949
Series Q013, Class APT2, 1.29%, 5/25/2050 (f)	1,125,000	1,263,832
FNMA ACES
Series 2015-M17, Class FA, 1.11%, 11/25/2022 (f)	73,518	73,567
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	297,404	303,717
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	719,077	780,338
Series 2015-M3, Class A2, 2.72%, 10/25/2024	923,302	988,086
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (f)	803,000	898,026
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	389,000	435,124
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	335,000	378,114
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (f)	381,000	428,780
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (f)	460,000	534,650
Series 2017-M5, Class A2, 3.29%, 4/25/2029 (f)	305,000	350,124
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (f)	185,000	212,873
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (f)	168,000	182,343
Series 2015-K44, Class B, 3.81%, 1/25/2048 (a) (f)	640,000	693,820
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (f)	500,000	539,461
Series 2016-K722, Class B, 3.98%, 7/25/2049 (a) (f)	110,000	115,992
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (f)	180,000	196,441
Series 2018-K730, Class B, 3.93%, 2/25/2050 (a) (f)	551,000	598,510
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (f)	750,000	817,628
Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) ( f)	31,958	—
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	740,000	760,876
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	987,000	983,354
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	975,000	1,012,447
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116,000	117,481
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104,000	107,180
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	200,000	199,868
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	101,393	102,086

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,251,496)		23,995,712

U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FNMA, STRIPS 17.49%, 3/23/2028 (h)	630,000	581,052
Resolution Funding Corp. STRIPS 2.08%, 10/15/2020 (h)	8,000,000	7,999,553
DN, 2.91%, 10/15/2027 (h)	15,000	14,291
Tennessee Valley Authority
5.88%, 4/1/2036	140,000	218,870
4.63%, 9/15/2060	93,000	146,195
4.25%, 9/15/2065	101,000	153,173

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,787,310)		9,113,134

FOREIGN GOVERNMENT SECURITIES — 0.4%
Republic of Colombia (Colombia)
3.13%, 4/15/2031	395,000	403,493
7.38%, 9/18/2037	100,000	140,562
United Mexican States (Mexico)
3.60%, 1/30/2025	200,000	215,687
4.13%, 1/21/2026	200,000	222,200
3.75%, 1/11/2028	280,000	301,175
4.75%, 3/8/2044	50,000	54,875
4.35%, 1/15/2047	58,000	60,392
4.50%, 1/31/2050	315,000	331,538

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,657,015)		1,729,922

MUNICIPAL BONDS — 0.1% (j)
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	30,000	43,176
Port Authority of New York and New Jersey, Consolidated Series 164, Rev., 5.65%, 11/1/2040	130,000	181,919

Total New York		225,095

Ohio — 0.0% (b)

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Ohio State University, General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	98,000	143,486

TOTAL MUNICIPAL BONDS (Cost $256,176)		368,581

	Shares
SHORT-TERM INVESTMENTS — 7.8%
INVESTMENT COMPANIES — 7.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (k) (l) (Cost $38,566,228)	38,552,662	38,579,648

Total Investments — 106.4% (Cost $497,195,892)		526,407,444
Liabilities in Excess of Other Assets — (6.4)%		(31,446,164)

Net Assets — 100.0%		494,961,280

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2020.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(d)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of September 30, 2020.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(i)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2020.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$34,189,573	$17,917,198	$52,106,771
Collateralized Mortgage Obligations	—	31,128,505	3,638,328	34,766,833
Commercial Mortgage-Backed Securities	—	23,622,587	373,125	23,995,712
Corporate Bonds	—	152,082,013	—	152,082,013
Foreign Government Securities	—	1,729,922	—	1,729,922
Mortgage-Backed Securities	—	107,620,776	—	107,620,776
Municipal Bonds	—	368,581	—	368,581
U.S. Government Agency Securities	—	9,113,134	—	9,113,134
U.S. Treasury Obligations	—	106,044,054	—	106,044,054
Short-Term Investments
Investment Companies	38,579,648	—	—	38,579,648

Total Investments in Securities	$38,579,648	$465,899,145	$21,928,651	$526,407,444

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2019	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020
Investments in Securities
Asset-Backed Securities	$10,224,707	$—	$(121,588)	$(1,868)	$8,848,088	$(4,240,056)	$3,207,915	$—	$17,917,198
Collateralized Mortgage Obligations	2,958,863	95	102,555	(50,590)	45,400	(333,174)	915,600	(421)	3,638,328
Commercial Mortgage-Backed Securities	397,470	—	(24,391)	(189)	255	(20)	—	—	373,125

Total	$13,581,040	$95	$(43,424)	$(52,647)	$8,893,743	$(4,573,250)	$4,123,515	$(421)	$21,928,651

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(41,947).

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended September 30, 2020.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16,049,913	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (9.26%)
			Constant Default Rate	0.00% - 3.10% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.31% - 6.72% (3.50%)

Asset-Backed Securities	16,049,913

	1,797,671	Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (63.44%)
			Constant Default Rate	0.00% - 4.60% (0.30%)

			Yield (Discount Rate of Cash Flows)	0.95% - 21.32% (4.50%)
Collateralized Mortgage Obligations	1,797,671

	76,051	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.03%)
			Yield (Discount Rate of Cash Flows)	2.91% - 10.80% (10.79%)
Commercial Mortgage-Backed Securities	76,051

Total	$17,923,635

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2020, the value of these investments was $4,005,016. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (a)(b)	$17,075,860	$174,761,140	$153,259,201	$(10,949)	$12,798	$38,579,648	38,552,662	$159,792	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	52,258	345,829	398,087	—	—	—	—	155	—

Total	$17,128,118	$175,106,969	$153,657,288	$(10,949)	$12,798	$38,579,648		$159,947	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.